DOCUMENT AND ENTITY INFORMATION (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Sep. 17, 2012
Entity Registrant Name	Kentucky First Federal Bancorp
Entity Central Index Key	0001297341
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Trading Symbol	kffb
Entity Common Stock, Shares Outstanding		7,539,564
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 21.1

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Cash and due from financial institutions	$ 1,244	$ 1,002
Interest-bearing demand deposits	4,491	4,047
Cash and cash equivalents	5,735	5,049
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale, Carrying Value	189	203
Securities held-to-maturity, at amortized cost- approximate fair value of $5,144 and $7,257 at June 30, 2012 and 2011, respectively	4,756	6,810
Loans held for sale	481	0
Loans, net of allowance of $875 and $764 at June 30, 2012 and 2011, respectively	182,473	182,796
Real estate owned, net	2,445	4,304
Premises and equipment, net	2,644	2,667
Federal Home Loan Bank stock, at cost	5,641	5,641
Accrued interest receivable, Carrying Value	497	538
Bank-owned life insurance	2,697	2,607
Goodwill	14,507	14,507
Other intangible assets	0	87
Prepaid FDIC assessments	246	361
Prepaid federal income taxes	30	22
Prepaid expenses and other assets	508	443
Total assets	222,949	226,135
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	134,552	139,940
Federal Home Loan Bank advances	27,065	25,261
Advances by borrowers for taxes and insurance	487	471
Accrued interest payable	64	91
Deferred federal income taxes	774	1,021
Deferred revenue	648	0
Other liabilities	506	654
Total liabilities	164,096	167,438
Commitments and contingencies	0	0
Shareholders' equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding	0	0
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	36,870	36,907
Retained earnings	31,971	31,860
Unearned employee stock ownership plan (ESOP)	(1,772)	(1,989)
Treasury shares at cost, 826,375 and 811,375 common shares at June 30, 2012 and 2011, respectively	(8,305)	(8,170)
Accumulated other comprehensive income	3	3
Total shareholders' equity	58,853	58,697
Total liabilities and shareholders' equity	$ 222,949	$ 226,135

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Fair value of held-to-maturity securities (in dollars)	$ 5,144	$ 7,257
Allowance for loan losses (in dollars)	$ 875	$ 764
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,596,064	8,596,064
Treasury stock, shares	826,375	811,375

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest income
Loans	$ 9,664	$ 10,146
Mortgage-backed securities	256	355
Other securities	1	2
Interest-bearing deposits and other	235	246
Total interest income	10,156	10,749
Interest expense
Deposits	1,567	2,486
Borrowings	612	695
Total interest expense	2,179	3,181
Net interest income	7,977	7,568
Provision for loan losses	139	668
Net interest income after provision for loan losses	7,838	6,900
Non-interest income
Gains on sales of loans	23	155
Earnings on bank-owned life insurance	90	90
Net gains (losses) on sales of real estate owned	1	(36)
Unrealized loss-other real estate	(67)	(71)
Other	93	104
Total non-interest income	140	242
Non-interest expense
Salaries and employee benefits	3,238	3,057
Occupancy and equipment	355	355
Legal fees	365	135
Outside service fees	267	100
Data processing	241	246
Audit and accounting	84	205
Federal deposit insurance	144	197
Franchise and other taxes	182	191
Amortization of intangible assets	87	131
Real estate owned expense, net	(14)	159
Other operating	474	506
Total non-interest expense	5,423	5,282
Income before income taxes	2,555	1,860
Federal income taxes
Current	1,087	(43)
Deferred	(247)	147
Total federal income taxes	840	104
NET INCOME	$ 1,715	$ 1,756
EARNINGS PER SHARE
Basic and diluted (in dollars per share)	$ 0.23	$ 0.23

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net income	$ 1,715	$ 1,756
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities available for sale during the year, net of tax (benefit) of $0 and $0 in 2012 and 2011, respectively	0	(1)
Comprehensive income	$ 1,715	$ 1,755

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Tax portion of unrealized holding gains (losses) on securities designated as available for sale	$ 0	$ 0

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Unearned Employee Stock Ownership Plan (ESOP) [Member]	Treasury shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jun. 30, 2010	$ 86	$ 36,623	$ 31,216	$ (2,169)	$ (7,952)	$ 4	$ 57,808
Net income	0	0	1,756	0	0	0	1,756
Allocation of ESOP shares	0	(15)	0	180	0	0	165
Amortization expense of stock benefit plans	0	242	0	0	0	0	242
Compensation expense related to vesting stock options	0	57	0	0	0	0	57
Acquisition of shares for Treasury	0	0	0	0	(218)	0	(218)
Unrealized gains on securities designated as available for sale, net of related tax effects	0	0	0	0	0	(1)	(1)
Cash dividends of $0.40 per common share	0	0	(1,112)	0	0	0	(1,112)
Balance at Jun. 30, 2011	86	36,907	31,860	(1,989)	(8,170)	3	58,697
Net income	0	0	1,715	0	0	0	1,715
Allocation of ESOP shares	0	(37)	0	217	0	0	180
Acquisition of shares for Treasury	0	0	0	0	(135)	0	(135)
Unrealized gains on securities designated as available for sale, net of related tax effects							0
Cash dividends of $0.40 per common share	0	0	(1,604)	0	0	0	(1,604)
Balance at Jun. 30, 2012	$ 86	$ 36,870	$ 31,971	$ (1,772)	$ (8,305)	$ 3	$ 58,853

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash dividends, per common share	$ 0.4	$ 0.4

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 1,715	$ 1,756
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	189	185
Amortization of deferred loan origination (fees) costs	8	(8)
Amortization of premiums on FHLB advances	(12)	(108)
Amortization of core deposit intangibles	87	131
Net gain on sale of loans	(23)	(155)
Net loss on real estate owned	67	107
Net gain on sale of equipment	(3)	0
Deferred gain on sale of real estate acquired through foreclosure	(17)	0
ESOP compensation expense	180	180
Amortization of stock benefit plans and stock options expense	0	284
Earnings on bank-owned life insurance	(90)	(90)
Provision for loan losses	139	668
Origination of loans held for sale	(875)	(3,881)
Proceeds from loans held for sale	417	4,406
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	41	(20)
Prepaid expenses and other assets	50	123
Accrued interest payable	(27)	(54)
Accounts payable and other liabilities	(148)	(22)
Federal income taxes
Current	(8)	(143)
Deferred	(247)	147
Net cash provided by operating activities	1,443	3,506
Cash flows from investing activities:
Purchase of available-for-sale securities	(12,500)	(11,000)
Investment securities maturities, prepayments and calls:
Held to maturity	2,054	13,625
Available for sale	12,514	41
Loans originated for investment, net of principal collected	2,456	3,205
Proceeds from sale of real estate owned	177	294
Additions to premises and equipment, net	(163)	(121)
Net cash provided by investing activities	4,538	6,044
Cash flows from financing activities:
Net change in deposits	(5,388)	(5,029)
Payments by borrowers for taxes and insurance, net	16	136
Proceeds from Federal Home Loan Bank advances	29,000	16,000
Repayments on Federal Home Loan Bank advances	(27,184)	(22,640)
Treasury stock repurchases	(135)	(218)
Dividends paid on common stock	(1,604)	(1,112)
Net cash used in financing activities	(5,295)	(12,863)
Net increase (decrease) in cash and cash equivalents	686	(3,313)
Beginning cash and cash equivalents	5,049	8,362
Ending cash and cash equivalents	5,735	5,049
Supplemental disclosure of cash flow information:
Federal income taxes	1,090	97
Interest on deposits and borrowings	2,218	3,343
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	96	4,643
Loans disbursed upon sales of real estate acquired through foreclosure	$ 2,375	$ 686

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Kentucky First Federal Bancorp (the “Company”) is a savings and loan holding company whose activities are primarily limited to holding the stock and managing the operations of First Federal Savings and Loan Association of Hazard, Kentucky (“First Federal of Hazard”) and Frankfort First Bancorp, Inc., (“Frankfort First”) the holding company for First Federal Savings Bank of Frankfort (“First Federal of Frankfort”). First Federal of Hazard and First Federal of Frankfort are collectively referred to herein as “the Banks.” First Federal of Hazard is a community-oriented savings and loan association dedicated to serving consumers in Perry and surrounding counties in eastern Kentucky, while First Federal of Frankfort operates through three banking offices located in Frankfort, Kentucky. Both institutions engage primarily in the business of attracting deposits from the general public and applying those funds to the origination of loans for residential and consumer purposes. First Federal of Frankfort also originates, to a lesser extent, church loans, home equity and other loans. Other than a predominance of one- to four-family residential property, which is common in most thrifts, there are no significant concentrations of loans to any one industry or customer. However, the customers’ ability to repay their loans is dependent on the real estate and general economic conditions in the Banks’ specific operating areas. The Banks’ profitability is significantly dependent on net interest income, which is the difference between interest income generated from interest-earning assets (i.e. loans and investments) and the interest expense paid on interest-bearing liabilities (i.e. customer deposits and borrowed funds). Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances. The level of interest rates paid or received by the Banks can be significantly influenced by a number of environmental factors, such as governmental monetary policy, that are outside of management’s control.

The consolidated financial information presented herein has been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). In preparing consolidated financial statements in accordance with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from such estimates.

The following is a summary of the Company’s significant accounting policies which have been consistently applied in the preparation of the accompanying consolidated financial statements.

1.     Principles of Consolidation: The consolidated financial statements include the accounts of the Company, First Federal of Hazard, Frankfort First and First Federal of Frankfort. All significant intercompany accounts and transactions have been eliminated in consolidation.

2.     Use of Estimates: To prepare financial statements in conformity with U.S. GAAP, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses, goodwill, loan servicing rights, deferred tax assets and fair values of financial instruments are particularly subject to change.

3. Securities: Debt securities are classified as held to maturity or available for sale. Securities classified as held to maturity are to be carried at cost only if the Company has the positive intent and ability to hold these securities to maturity. Securities designated as available for sale are carried at fair value with resulting unrealized gains or losses recorded to shareholders’ equity, net of tax. Realized gains and losses on sales of securities are recognized using the specific identification method.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

4. Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, adjusted for deferred loan origination fees and the allowance for loan losses. Interest income is accrued on the unpaid principal balance unless the collectibility of the loan is in doubt. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. Interest income on loans is generally discontinued at the time a loan is 90 days delinquent unless the loan is well-secured and in process of collection. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. A loan is moved to non-accrual status in accordance with the Company’s policy, typically 90 days after the loan becomes delinquent.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

5. Loans held for sale: Loans held for sale are carried at the lower of cost (less principal payments received) or fair value, calculated on an aggregate basis. At June 30, 2012 the Company had $481,000 in loans held for sale, while at June 30, 2011, no loans were held for sale.

In selling loans, the Company utilizes a program with the Federal Home Loan Bank, retaining servicing on loans sold. Mortgage servicing rights on originated loans that have been sold are initially recorded at fair value. Capitalized servicing rights are amortized in proportion to and over the period of estimated servicing revenues. The Company recorded amortization related to mortgage servicing rights totaling $22,000 and $13,000 during the years ended June 30, 2012 and 2011, respectively. The carrying value of the Company’s mortgage servicing rights, which approximated fair value, totaled approximately $101,000 and $120,000 at June 30, 2012 and 2011, respectively.

The Company was servicing mortgage loans of approximately $12.6 million and $15.0 million that had been sold to the Federal Home Loan Bank at June 30, 2012 and 2011, respectively. During the fiscal year ended June 30, 2012, we sold $394,000 in loans under the FHLB program and the average balance of loans serviced was $13.9 million.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. Changes in valuation allowances are reported with other non-interest income on the income statement. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income which is reported on the income statement as other non-interest income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Servicing fees totaled $34,000 and $36,000 for the years ended June 30, 2012 and 2011, respectively. Late fees and ancillary fees related to loan servicing are not material.

6. Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loss experience, the nature and volume of the portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent eight quarters. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.

These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; changes in lending policies, procedures and practices; experience, ability and depth of lending management and other relevant staff; economic trends and conditions; industry conditions; and effects of changes in credit concentrations. Our portfolio segments include residential real estate, nonresidential real estate and land, loans on deposits and consumer and other loans. Risk factors associated with our portfolio segments are as follows:

Residential Real Estate

Our primary lending activity is the origination of mortgage loans, which enable a borrower to purchase or refinance existing homes in the Banks’ respective market areas. We further classify our residential real estate loans as one- to four-family, multi-family or construction. We believe that our first mortgage position on loans secured by residential real estate presents lower risk than our other loans, with the exception of loans on deposits.

We offer a mix of adjustable-rate and fixed-rate mortgage loans with terms up to 40 years for owner-occupied properties. For these properties a borrower may be able to borrow up to 95% of the value with private mortgage insurance. Alternatively, the borrower may be able to borrow up to 90% of the value with a traditional first mortgage and a second mortgage (bearing a higher rate of interest) on the additional 10% of the value. After initial fixed-rate periods of one, three, five or seven years, the interest rates on the adjustable-rate loans adjust once a year with annual limitation of one percentage point per adjustment period and a lifetime cap of five percentage points.

We also originate loans to individuals to finance the construction of residential dwellings for personal use or for use as rental property. We do not generally lend to builders for construction of speculative or custom residential properties for resale. Construction loans are generally less than one year in length, do not exceed 80% of the appraised value, and provide for the payment of interest only during the construction phase. Funds are disbursed as progress is made toward completion of the construction based on site inspections by qualified bank staff.

Multi-family and Nonresidential Loans

We offer mortgage loans secured by residential non-owner-occupied one- to four-family, residential multi-family (five or more units), and nonresidential real estate. Nonresidential real estate loans are comprised generally of commercial office buildings, churches, condominiums and properties used for other purposes. Generally, these loans are originated for 25 years or less and do not exceed 75% of the appraised value. Loans secured by multi-family and commercial real estate generally have larger balances and involve a greater degree of risk than one- to four-family residential mortgage loans. These loans depend on the borrower’s creditworthiness and the feasibility and cash flow potential of the project. Payments on loans secured by income properties often depend on successful operation and management of the properties. As a result, repayment on such loans may be subject to a greater extent to adverse conditions in the real estate market or economy than owner-occupied residential loans.

Consumer lending

Our consumer loans include home equity lines of credit and loans secured by savings deposits. Home equity loans are generally second mortgage loans subordinate only to first mortgages also held by the bank and do not exceed 80% of the estimated value of the property. We do offer home equity loans up to 90% of the estimated value to qualified borrowers and these loans carry a premium rate. Loans secured by savings are originated up to 90% of the depositor’s savings account balance and normally bear interest at two percentage points above the rate paid on the deposit account. Because the deposit account must be pledged as collateral to secure the loan, the inherent risk of this type of loan is minimal.

In years prior to the year ended June 30, 2011, the loss history of the most recent 12 quarterly periods was used in the calculation of the Company’s general component of allowance for losses on loans. A three year period is the amount of time we determined was appropriate and provided a representative time frame from which we might estimate losses within our portfolio. Although prior to the 2011 fiscal year the Company had not incurred substantial losses, we did incur losses which have been discussed in previous financial statements and regulatory filings. When a loss event occurs it is prudent to shorten the period of time that is deemed representative of the loss period. This shortening process focuses much more attention on recent events than the normal period would focus, and, in our case, increased the amount that we determined was proper for our allowance for losses on loans. After a loss event occurs it is also prudent to re-extend the period of time used to represent the Company’s loss history. Failure to lengthen the time period would have the undesirable effect of focusing too closely on recent loss history and could result in losing sight of the loss event that prompted the change in the first place. Therefore, in consultation with the regulators during the 2011 year our loss history lookback period was shortened to the most recent four quarters, while during the 2012 year we began to lengthen the lookback period and used the most recent eight quarterly periods. We believe that the change to our lookback period was proper in determining an adequate amount loan loss allowance.

The Banks account for impaired loans by determining the present value of expected future cash flows discounted at the loan’s effective interest rate or, as an alternative, at the loan’s observable market price or fair value of the collateral, reduced by estimated selling costs.

A loan is considered impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Although all of our loans are secured by collateral, we rely heavily on the capacity of our borrowers to generate sufficient cash flow to service their debt. As a result, our loans do not become collateral-dependent until there is deterioration in the borrower’s cash flow and financial condition, which makes it necessary for us to look to the collateral for our sole source of repayment. Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment under the policy at that time.

In the calculation of our general valuation allowance we consider the potential for outdated appraisal values to be of minimal risk and, therefore, do not attribute a specific factor to it.

With respect to the Banks’ investment in troubled debt restructurings, multi-family and nonresidential loans, and the evaluation of impairment thereof, such loans are nonhomogenous and, as such, may be deemed to be collateral-dependent when they become more than ninety days delinquent. We obtain updated independent appraisals in these situations or when we suspect that the previous appraisal may no longer be reflective of the property’s current fair value. This process varies from loan to loan, borrower to borrower, and also varies based on the nature of the collateral.

We utilize updated independent appraisals to determine fair value for collateral-dependent loans, adjusted for estimated selling costs, in determining our specific reserve. In some situations management does not secure an updated independent appraisal. These situations may involve small loan amounts or loans that, in management’s opinion, have an abnormally low loan-to-value ratio.

7. Federal Home Loan Bank Stock: The banks are members of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

8. Real Estate Owned: Real estate acquired through or instead of foreclosure is initially recorded at fair value less estimated selling expenses at the date of acquisition, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequently, the carrying value is adjusted through a valuation allowance and the amount is recorded through expense. Costs relating to holding real estate owned, net of rental income, are charged against earnings as incurred.

9. Premises and Equipment: Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. The cost of premises and equipment includes expenditures which extend the useful lives of existing assets. Maintenance, repairs and minor renewals are expensed as incurred. For financial reporting, depreciation is provided on the straight-line method over the useful lives of the assets, estimated to be forty years for buildings, ten to forty years for building improvements, and five to ten years for furniture and equipment.

10. Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

A tax provision is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company recognizes interest and/or penalties related to income tax matters as income tax expense.

Kentucky First Federal Bancorp and Frankfort First Bancorp, Inc., each are subject to state income taxes in the Commonwealth of Kentucky. Neither of the Banks are subject to state income tax in the Commonwealth. With few exceptions, the Company is no longer subject to U.S. federal, state and local tax examinations by tax authorities for years before 2009.

11. Retirement and Employee Benefit Plans: The Banks each participate in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), which is a tax-qualified, multi-employer defined benefit pension fund covering all employees who qualify as to length of service. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers. Total contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $299.7 million and $203.6 million for the plan years ended June 30, 2011 and 2010, respectively. Our contributions for fiscal 2012 and 2011 was not more than 5% of the total contributions made to the Pentegra DB Plan. Pension expense is the net contributions, which are based upon covered employees’ ages and salaries and are dependent upon the ultimate prescribed benefits of the participants and the funded status of the plan. The Company recognized expense related to the plans totaling approximately $742,000 and $564,000 for the fiscal years ended June 30, 2012 and 2011. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. As of July 1, 2011, the most recent period for which information is available, First Federal of Hazard had a funded status of 83.79%, while First Federal of Frankfort had a funded status of 85.95%. There are no funding improvement plans or surcharges to participants.

The Company also maintains a nonqualified deferred compensation plan for the benefit of certain directors, which is closed to any future deferrals. Under the plan, the Company pays each participant, or their beneficiary, the amount of fees deferred plus interest under terms selected by the individual participants prior to compensation deferral. Payments are made to participants either in a lump sum or in monthly installments not to exceed 10 years. Payments may commence upon the director’s attainment of a certain age or upon the individual’s termination of service. The expense incurred for the deferred compensation was $17,000 and $7,000 for the fiscal years ended June 30, 2012 and 2011, respectively.

First Federal of Hazard has an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. Annual contributions are made to the ESOP equal to the ESOP’s debt service less dividends received by the ESOP on unallocated shares. Shares in the ESOP were acquired using funds provided by a loan from the Company and, accordingly, the cost of those shares is shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Dividends on unallocated shares are used to repay loan principal and accrued interest. Compensation expense is recorded equal to the fair value of shares committed to be released during a given fiscal year. Allocation of shares to the ESOP participants is contingent upon the repayment of a loan to Kentucky First Federal Bancorp totaling $2.1 million and $2.3 million at June 30, 2012 and 2011, respectively. The Company recorded expense for the ESOP of approximately $180,000 and $171,000 for each of the years ended June 30, 2012 and 2011, respectively. Shares may be surrendered from the plan as employees leave employment. Total shares surrendered from the plan were 27,047 and 26,682 at June 30, 2012 and 2011, respectively. The amount contributed to the ESOP during the year just ended was $324,000.

	For the fiscal year ended
	June 30,

	2012	2011

Allocated shares	122,249	100,961
Shares committed to be released	9,338	10,445
Unearned shares	178,339	198,885
Total ESOP shares	309,926	310,291

Fair value of unearned shares at end of period (dollars in thousands)	$1,514	$1,790

First Federal of Frankfort maintains a 401(k) plan for the benefit of all full-time employees. No employer contributions have been made to the 401(k) plan.

12. Share-Based Compensation Plans: Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of the grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of the grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. In fiscal 2006, the Company initiated the 2005 Equity Incentive Plan (“EIP” or the “Plan”) which provides for two share-based compensation plans, which are described below.

No compensation cost was charged against income for those share-based plans for the fiscal year ended June 30, 2012, while $160,000 was charged against income for the fiscal year ended June 30, 2011. The total income tax benefit recognized in the statement of income for share-based compensation arrangements was $54,000 for the fiscal year ended June 30, 2011, while there was no income tax benefit recognized for the recent fiscal year ended.

The EIP provides for grants of up to 421,216 stock options. It also provides that one-fifth of the options granted become vested and exercisable on the first five anniversaries of the date of grant. The contractual term of the options is ten years. All option awards are granted with an exercise price equal to the market price of the Company’s stock at the date of grant.

At June 30, 2012, the only options outstanding are related to those granted in the fiscal year 2006.

A summary of the status of the Company’s stock option plan as of June 30, 2012, and changes during the year then ended is presented below:

		Weighted-	Aggregate
		average	Intrinsic
		exercise	Value
	Shares	price	($000)

Outstanding at beginning of year	325,800	$10.10
Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at end of year	325,800	$10.10	$-

Options exercisable at end of year	325,800	$10.10	$-

Weighted average fair value of options granted			$1.75

Weighted average remaining contractual term of options outstanding and exercisable			3.5 years

Information related to the stock option plan during each year ended June 30, follows:

(in thousands)	2012	2011
Intrinsic value of options exercised	$-	$-
Cash received from option exercises	-	-
Tax benefit realized from option exercises	-	-

As of June 30, 2012, there was no unrecognized compensation cost related to nonvested stock options granted under the Plan.

The EIP also provides for the purchase of 168,486 shares of common stock and the issuance of such shares in the form of restricted stock awards to members of the board of directors, management and certain employees. Common shares awarded under the restricted stock plan vest over a five year period, commencing with the date of the grant and are expensed based on their fair value at the grant date.

The following table summarizes the activity with regard to restricted stock awards during fiscal 2012:

Weighted-average
grant date
	Shares	fair value
Nonvested at July 1, 2011	—	$—
Vested	—	—
Forfeited	—	—

Nonvested at June 30, 2012	—	$—

As of June 30, 2012, there was no unrecognized compensation cost related to the restricted stock awards. The total fair value of shares vested during the year ended June 30, 2011 was $237,000.

13. Earnings Per Share: Diluted earnings per share is computed taking into consideration common shares outstanding and dilutive potential common shares to be issued or released under the Company’s share-based compensation plans. There is no adjustment to net earnings for the calculation of diluted earnings per share. The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

(in thousands)	2012	2011

Net income	$1,715	$1,756
Less earnings allocated to unvested shares	—	7
Net income allocated to common shareholders, basic and diluted	$1,715	$1,749

	2012	2011
Basic
Weighted-average common shares including unvested common shares outstanding	7,546,120	7,530,603
Less: Weighted-average unvested common shares	—	11,256
Weighted-average common shares outstanding	7,546,120	7,519,347

Diluted
Add: Dilutive effect of assumed exercise of stock options	—	—
Weighted-average common shares outstanding (diluted)	7,546,120	7,519,347

Basic earnings per share is computed based upon the weighted-average shares outstanding during the year less shares in the ESOP that are unallocated and not committed to be released and unearned restricted stock. For fiscal years 2012 and 2011 all options were antidilutive, as the exercise price was greater than the average market price of the common stock.

14. Fair Value of Assets and Liabilities: Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access as of the measurement date.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying statement of condition, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities bur rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2012 and 2011. The securities represented are only those classified as available-for sale.

Fair Value Measurements Using
Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2012
Agency mortgage-backed: residential	$189	$-	$189	$-

2011
Agency mortgage-backed: residential	$203	-	203	-

There were no transfers between levels 1 and 2.

Impaired Loans

The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent independent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Independent appraisals for collateral-dependent loans are updated periodically (usually every 9-12 months).

Other Real Estate

Nonrecurring adjustments to real estate properties classified as other real estate owned (“OREO”) are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2012 and 2011.

	Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2012
Impaired loans
One- to four-family	$807	$-	$-	$807
Multi-family	631	-	-	631
Other real estate owned, net
One- to four-family	648	-	-	648
Multi-family	233	-	-	233

2011
Impaired loans
One- to four-family	$1,033	$-	$-	$1,033
Other real estate owned, net
One- to four-family	126	-	-	126
Multi-family	186	-	-	186

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal balance of $1.5 million, with a valuation allowance of $97,000 at June 30, 2012. At June 30, 2011, impaired loans had a principal balance of $1.1 million, with a valuation allowance of $55,000. A provision for loss on impaired loans of $42,000 was made during fiscal 2012.

Other real estate owned measured at fair value less costs to sell, had a carrying amount of $881,000 and $312,000 at June 30, 2012 and 2011, respectively, after write-down of $58,000 and $71,000 for the years ended June 30, 2012 and 2011, respectively.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2012:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
	(in thousands)	Technique(s)	Input(s)	Average)
Impaired Loans:
Residential real estate 1-4 family	$807	Sales comparison approach	Adjustments for differences between comparable sales	3.1% To 19.8% (4.3%)
Multi-family	631	Sales comparison approach	Adjustments for differences between comparable sales	5.9% To 15.0% (4.8%)
Repossessed assets:
1-4 family	$648	Sales comparison approach	Adjustments for differences between comparable sales	0.5% To 18.6% (8.6%)
Multi-family	233	Sales comparison approach	Adjustments for differences between comparable sales	20.2% To 38.9% (20.8%)

The following disclosure of the fair value of financial instruments, both assets and liabilities, whether or not recognized in the consolidated statement of financial condition, for which it is practicable to estimate that value. For financial instruments where quoted market prices are not available, fair values are based on estimates using present value and other valuation methods.

The methods used are greatly affected by the assumptions applied, including the discount rate and estimates of future cash flows. Therefore, the fair values presented may not represent amounts that could be realized in an exchange for certain financial instruments.

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying statements of financial condition at amounts other than fair value at June 30, 2012 and 2011:

Cash and cash equivalents: The carrying amounts presented in the consolidated statements of financial condition for cash and cash equivalents are deemed to approximate fair value.

Held-to-maturity securities: For held-to-maturity securities, fair value methods for securities were previously described.

Loans held for sale: Loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value determined by FHLB pricing schedules.

Loans: The loan portfolio has been segregated into categories with similar characteristics, such as one- to four-family residential, multi-family residential and nonresidential real estate. These loan categories were further delineated into fixed-rate and adjustable-rate loans. The fair values for the resultant loan categories were computed via discounted cash flow analysis, using current interest rates offered for loans with similar terms to borrowers of similar credit quality. For loans on deposit accounts and consumer and other loans, fair values were deemed to equal the historic carrying values.

Federal Home Loan Bank stock: It was not practicable to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Accrued interest receivable: The carrying amount is the estimated fair value.

Deposits: The fair value of NOW accounts, passbook accounts, and money market deposits are deemed to approximate the amount payable on demand. Fair values for fixed-rate certificates of deposit have been estimated using a discounted cash flow calculation using the interest rates currently offered for deposits of similar remaining maturities. The historical carrying amount of accrued interest payable on deposits is deemed to approximate fair value.

Advances from the Federal Home Loan Bank: The fair value of these advances is estimated using the rates currently offered for similar advances of similar remaining maturities or, when available, quoted market prices.

Advances by borrowers for taxes and insurance and accrued interest payable: The carrying amount presented in the consolidated statement of financial condition is deemed to approximate fair value.

Commitments to extend credit: For fixed-rate and adjustable-rate loan commitments, the fair value estimate considers the difference between current levels of interest rates and committed rates. The fair value of outstanding loan commitments at June 30, 2012 and 2011, was not material.

Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2012 and June 30, 2011 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2012 Using
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$5,735	$5,735			$5,735
Interest-earning deposits	100	100			100
Available-for-sale securities	189		$189		189
Held-to-maturity securities	4,756		5,144		5,144
Loans held for sale	481		500		500
Loans receivable - net	182,473			$190,354	190,354
Federal Home Loan Bank stock	5,641				n/a
Accrued interest receivable	497			497	497

Financial liabilities
Deposits	$134,552	$51,069	$83,906		$134,975
Federal Home Loan Bank advances	27,065		29,429		29,429
Advances by borrowers for taxes and insurance	487			$487	487
Accrued interest payable	64		64		64

Loans receivable represents the Company’s most significant financial asset, which is in Level 3 for fair value measurements. A third party provides financial modeling for the Company and results are based on assumptions and factors determined by management. This process is different from the process performed by the Office of Thrift Supervision, which was utilized by the Company until December 31, 2011, when the service was discontinued.

The carrying amounts and estimated fair values of financial instruments at June 30, 2011, are as follows:

	Carrying	Fair
(in thousands)	value	value

Financial assets
Cash and cash equivalents	$5,049	$5,049
Interest-earning deposits	100	100
Available-for-sale securities	203	203
Held-to-maturity securities	6,810	7,257
Loans held for sale	—	—
Loans receivable - net	182,796	190,183
Federal Home Loan Bank stock	5,641	n/a
Accrued interest receivable	538	538

Financial liabilities
Deposits	$139,940	$141,408
Federal Home Loan Bank advances	25,261	23,797
Advances by borrowers for taxes and insurance	471	471
Accrued interest payable	91	91

15. Cash and Cash Equivalents: For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks and interest-bearing deposits in other financial institutions with original maturities of less than ninety days.

16. Goodwill and Other Intangible Assets: Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected March 31 as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset with an indefinite life on our balance sheet.

The Company’s core deposit intangible is being amortized on a straight-line basis over an original period of seven years. The carrying basis and accumulated amortization of recognized intangible assets at June 30, 2012 and 2011 is as follows:

(in thousands)	2012	2011

Core deposits
Gross Carrying Amount	$918	$918
Accumulated Amortization	918	831
	$—	$87

Amortization expense for the years ended June 30, 2012 and 2011 was $87,000 and $131,000, respectively.

17. Cash Surrender Value of Life Insurance: First Federal of Frankfort has purchased life insurance policies on certain key executives. Bank-owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

18. Treasury Stock: Treasury stock is stated at cost. Cost is determined by the first-in, first-out method.

19. Related Party Transactions: Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2012 and 2011 are summarized as follows:

(in thousands)	2012	2011

Outstanding principal, beginning of year	$865	$593
Changes in composition of related parties	—	157
Principal disbursed during the year	53	156
Principal repaid and refinanced during the year	(121)	(41)
Outstanding principal, end of year	$797	$865

Deposits from related parties held by the Company at June 30, 2012 and 2011 totaled $2.2 million and $1.1 million, respectively.

20. Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity.

21. Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

22. Equity: Stock dividends in excess of 20% are reported by transferring the par value of the stock issued from retained earnings to common stock. Stock dividends for 20% or less are reported by transferring the fair value, as of the ex-dividend date, of the stock issued from retained earnings to common stock and additional paid-in capital. Fractional share amounts are paid in cash with a reduction in retained earnings.

23. Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the bank to the holding company or by the holding company to shareholders.

24. Operating Segments: While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

25. Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation.

27. New Accounting Standards In July 2012, the FASB issued an update (ASU No. 2012-02).  The update will allow the Company to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under the update, the Company would not be required to calculate the fair value of an indefinite-lived intangible asset unless the Company determines, based on a qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The update includes a number of events and circumstances for the Company to consider in conducting the qualitative assessment.  The update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if the Company’s financial statements for the most recent annual or interim period have not yet been issued.  The Company did not elect early adoption of this update and has not evaluated to date if any future adoption will have a material impact on the Company’s consolidated financial statements or results of operations.

SECURITIES	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE B - SECURITIES

The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2012 and 2011 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrealized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

		2012
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$185	$4	$-	$189

Held-to-maturity Securities
Agency mortgage-backed:residential	$4,756	$388	$-	$5,144

		2011
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$199	$4	$-	$203

Held-to maturity Securities
Agency mortgage-backed:residential	$6,810	$447	$-	$7,257

The amortized cost and estimated fair value of securities as of June 30, 2012 and 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities without a single maturity, primarily mortgage-backed, are shown separately.

	2012		2011
(in thousands)	Estimated fair value	Amortized cost	Estimated fair value	Amortized cost

Available-for-sale Securities
Agency mortgage-backed:residential	$189	$185	$203	$199

Held-to maturity Securities
Agency mortgage-backed:residential	$5,144	$4,756	$7,257	$6,810

There were no sales of securities during the fiscal years ended June 30, 2012 or 2011. At June 30, 2012 and 2011, the Company had no securities with unrealized losses.

There are no pledged securities at June 30, 2012.

LOANS	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Financing Receivables [Text Block]

NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2012	2011

Residential real estate
One- to four-family	$149,086	$158,821
Multi-family	15,495	4,504
Construction	964	1,062
Nonresidential real estate and land	11,098	12,211
Loans on deposits	2,281	2,405
Consumer and other	4,865	4,824
	183,789	183,827
Less:
Undisbursed portion of loans in process	544	353
Deferred loan origination fees (cost)	(103)	(86)
Allowance for loan losses	875	764
	$182,473	$182,796

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2012 and 2011. There were no loans acquired with deteriorated credit quality at June 30, 2012 and 2011.

June 30, 2012:
(in thousands)	Recorded investment in loans	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,757	$97	$—	$97

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family	$146,329	$468	$—	$468
Multi-family	15,495	49	—	49
Construction	964	3	—	3
Nonresidential real estate and land	11,098	35	—	35
Loans on deposits	2,281	7	—	7
Consumer and other	4,865	16	—	16
Unallocated	—	—	200	200
	181,032	578	200	778
	$183,789	$675	$200	$875

June 30, 2011:
(in thousands)	Recorded investment in loans	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,224	$55	$—	$55

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family	$156,597	$439	$—	$439
Multi-family	4,504	13	—	13
Construction	1,062	3	—	3
Nonresidential real estate and land	12,211	34	—	34
Loans on deposits	2,405	7	—	7
Consumer and other	4,824	13	—	13
Unallocated	—	—	200	200
	181,603	509	200	709
	$183,827	$564	$200	$764

The following tables present impaired loans by class of loans as of and for the years ended June 30, 2012 and 2011:

June 30, 2012: (in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
One- to four-family	$1,222	$—	$889	$45	$45

With an allowance recorded:
One- to four-family	1,535	97	1,434	27	27
	$2,757	$97	$2,323	$72	$72

June 30, 2011: (in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Received

With no related allowance recorded:
One- to four-family	$1,136	$—	$1,296	$44	$47

With an allowance recorded:
One- to four-family	1,088	55	1,213	33	33
	$2,224	$55	$2,509	$77	$77

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of June 30, 2012 and 2011:

	June 30, 2012		June 30, 2011
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

One- to four-family residential real estate	$1,593	$201	$876	$-

Troubled Debt Restructurings:

During the year ended June 30, 2012, the terms of four loans were modified as a troubled debt restructuring. The modification of the terms of two loans involved extending the maturity dates of the loans, which resulted in lower monthly payments for the borrowers. The interest rate on one loan was reduced from 5.5% to 5.47% and $9,000 in additional credit was extended.

In order to determine whether a borrower is experiencing financial difficulty, we consider the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

The following table presents loans by class modified as TDRs during the year ended June 30, 2012, and their performance, by modification type:

	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms

Residential Real Estate:
1-4 Family	4	$179	$188	$187	$-

The Company had allocated $2,000 of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2012, and had $6,000 of specific reserves at June 30, 2011. The Company has no commitments to lend additional amounts as of June 30, 2012 and 2011, to customers with outstanding loans that are classified as troubled debt restructurings.

The following tables present the aging of the principal balance outstanding in past due loans as of June 30, 2012 and 2011, by class of loans:

June 30, 2012:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$4,332	$1,794	$6,126	$142,960	$149,086
Multi-family	—	—	—	15,495	15,495
Construction	—	—	—	964	964
Nonresidential real estate and land	—	—	—	11,098	11,098
Loans on deposits	—	—	—	2,281	2,281
Consumer and other	—	—	—	4,865	4,865
Total	$4,332	$1,794	$6,126	$177,663	$183,789

June 30, 2011:
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$3,181	$876	$4,057	$154,764	$158,821
Multi-family	—	—	—	4,504	4,504
Construction	—	—	—	1,062	1,062
Nonresidential real estate and land	—	—	—	12,211	12,211
Loans on deposits	—	—	—	2,405	2,405
Consumer and other	—	—	—	4,824	4,824
Total	$3,181	$876	$4,057	$179,770	$183,827

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of June 30, 2012, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

June 30, 2012:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$64	$3,057	$—	$145,965
Multi-family	12,692	—	2,803	—	—
Construction	964	—	—	—	—
Nonresidential real estate and land	10,831	267	—	—	—
Loans on deposits	—	—	—	—	2,281
Consumer and other	—	—	—	—	4,865

June 30, 2011:

(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$67	$2,180	$—	$156,574
Multi-family	4,504	—	—	—	—
Construction	1,062	—	—	—	—
Nonresidential real estate and land	11,943	268	—	—	—
Loans on deposits	—	—	—	—	2,405
Consumer and other	—	—	—	—	4,824

The activity in the allowance for loan losses is summarized as follows for the years ended June 30:

(in thousands)	2012	2011

Balance at beginning of year	$764	$1,535
Provision for losses on loans	139	668
Charge-offs	(28)	(1,439)
Balance at end of year	$875	$764

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2012 and 2011:

June 30, 2012:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$490	$79	$(4)	$—	$565
Multi-family	11	38	—	—	49
Construction	5	(2)	—	—	3
Nonresidential real estate and land	36	(1)	—	—	35
Loans on deposits	8	(1)	—	—	7
Consumer and other	14	26	(24)	—	16
Unallocated	200	—	—	—	200
Totals	$764	$139	$(28)	$—	$875

June 30, 2011:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$1,261	$668	$(1,439)	$—	$490
Multi-family	11	—	—	—	11
Construction	5	—	—	—	5
Nonresidential real estate and land	36	—	—	—	36
Loans on deposits	8	—	—	—	8
Consumer and other	14	—	—	—	14
Unallocated	200	—	—	—	200
Totals	$1,535	$668	$(1,439)	$—	$764

REAL ESTATE OWNED	12 Months Ended
Jun. 30, 2012
Real Estate [Abstract]
Real Estate Owned [Text Block]

NOTE D – REAL ESTATE OWNED

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2012	2011

Balance at beginning of year	$4,304	$748
Additions	96	4,643
Impairment charges	(67)	(71)
Disposals	(1,888)	(1,016)
Balance at end of year	$2,445	$4,304

PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2012	2011

Land	$860	$860
Buildings and improvements	3,842	3,747
Furniture and equipment	1,097	1,126
Automobiles	29	29
	5,828	5,762
Less: accumulated depreciation	3,184	3,095
Balance at end of year	$2,644	$2,667

DEPOSITS	12 Months Ended
Jun. 30, 2012
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE F - DEPOSITS

Deposits consist of the following major classifications at June 30:

(in thousands)	2012	2011

Non-interest bearing checking accounts	$1,704	$996
Checking accounts	7,615	6,965
Savings accounts	36,913	34,147
Money market demand deposits	4,837	4,796
Total demand, transaction and passbook deposits	51,069	46,904
Certificates of deposit:
Original maturities of:
Less than 12 months	3,940	5,019
12 months to 36 months	72,405	81,075
More than 36 months	7,138	6,942
Total certificates of deposit	83,483	93,036
Total deposits	$134,552	$139,940

At June 30, 2012 and 2011, the Banks had certificate of deposit accounts with balances equal to or in excess of $100,000 totaling approximately $28.7 million and $32.0 million, respectively.

Maturities of outstanding certificates of deposit at June 30 are summarized as follows:

(in thousands)	2012

2013	$56,068
2014	15,050
2015	9,649
2016	1,675
2017 and thereafter	1,041
$83,483

ADVANCES FROM THE FEDERAL HOME LOAN BANK	12 Months Ended
Jun. 30, 2012
Schedule Of Federal Home Loan Bank Advances Fhlb Bank [Abstract]
Schedule Of Federal Home Loan Bank Advances Fhlb Bank [Text Block]

NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at June 30, 2012 and 2011 by pledges of certain residential mortgage loans totaling $38.2 million and $37.6 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

Maturing year ended June 30, 2012
(in thousands)
2013	$9,810
2014	7,555
2015	2,366
2016	623
2017	431
2018	2,328
2019	3,249
2020-2030	703
$27,065
Premium assigned to borrowings in Frankfort First acquisition, net of amortization	—
$27,065

At June 30, 2012 interest rates for advances were fixed ranging from 1.11% to 6.95%, with a weighted-average interest rate of 2.27%.

Maturing year ended June 30, 2011
(in thousands)
2012	$3,184
2013	7,810
2014	7,555
2015	2,366
2016	623
2017	431
2018	2,328
2019-2030	952
$25,249
Premium assigned to borrowings in Frankfort First acquisition, net of amortization	12
$25,261

At June 30, 2011 interest rates for advances were fixed ranging from 1.11% to 6.95%, with a weighted-average interest rate of 2.50%.

Each advance is payable at its maturity date, with a prepayment penalty for fixed rate advances. Based on collateral composed of first mortgage loans and the Company’s holdings of FHLB stock, the Company was eligible to borrow up to $65.9 million as of June 30, 2012.

FEDERAL INCOME TAXES	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE H - FEDERAL INCOME TAXES

Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2012 and 2011, as follows:

(in thousands)	2012	2011

Federal income taxes at the statutory rate	$869	$632
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(30)	(30)
Compensation expense	-	4
Other	1	-
Allowed deduction claimed on amended return for $1.3 million paid to option holders in acquisition of Frankfort First Bancorp, Inc. and other IRS audit adjustments	-	(502)
	$840	$104

The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2012	2011

Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$297	$260
Deferred compensation and benefits	257	258
Charitable contributions	3	3
Purchase accounting adjustments	—	4
Nonaccrued interest on loans	21	8
Other real estate owned adjustments	259	80
Total deferred tax assets	837	613

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,074)	(1,074)
Deferred loan origination costs	(32)	(39)
Loan servicing rights	(12)	(11)
Other	(—)	(2)
Purchase accounting adjustments	(463)	(248)
Depreciation	(30)	(260)
Total deferred tax liabilities	(1,611)	(1,634)
Net deferred tax liability	$(774)	$(1,021)

The 2011 provision for federal income taxes included a credit of $502,000, which related to a refund provided by the Internal Revenue Service and a reversal of an uncertain tax position. This credit is not expected to reoccur.

Prior to 1997, the Banks were allowed a special bad debt deduction, generally limited to 8% of otherwise taxable income, and subject to certain limitations based on aggregate loans and deposit account balances at the end of the year. If the amounts that qualified as deductions for federal income taxes are later used for purposes other than bad debt losses, including distributions in excess of accumulated earnings and profits, such distributions will be subject to federal income taxes at the then current corporate income tax rate. Retained earnings at June 30, 2012, include approximately $5.2 million for which federal income taxes have not been provided. The amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction was approximately $1.8 million at June 30, 2012.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	2012	2011

Balance at beginning of year	$80	$253
Additions/(reductions) based on tax positions for the current year	(80)	(173)
Balance at end of year	$—	$80

Cash settlements occurred during the period July 1, 2011 through June 30, 2012. Because of uncertainty regarding the proper inclusion or exclusion of income from Bank-owned life insurance (‘BOLI”) in the earnings and profits calculation, the Company amended its June 30, 2009 federal return to report additional tax liability of $80,000 and reversed the corresponding reserve. The Company expects its unrecognized benefits will change in the next twelve months. The Company has amended its 2009 tax return claiming that its BOLI income is includible in the earnings and profits calculation and that it is entitled to a refund of the $80,000.

LOAN COMMITMENTS	12 Months Ended
Jun. 30, 2012
Disclosure Text Block Supplement [Abstract]
Commitments Disclosure [Text Block]

NOTE I - LOAN COMMITMENTS

The Banks are a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of their customers, including commitments to extend credit. Such commitments involve, to varying degrees, elements of credit and interest-rate risk in excess of the amount recognized in the consolidated statements of financial condition. The contract or notional amounts of the commitments reflect the extent of the Banks’ involvement in such financial instruments.

The Banks’ exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual notional amount of those instruments. The Banks use the same credit policies in making commitments and conditional obligations as those utilized for on-balance-sheet instruments.

At June 30, 2012 and 2011, the Banks had outstanding commitments of approximately $1.8 million and $1.7 million, respectively, to originate mortgage loans. Additionally, First Federal of Frankfort was obligated under unused lines of credit for one-to four-family equity loans totaling $8.3 million and $8.9 million at the end of fiscal years 2012 and 2011, respectively. Commitments to make loans are generally made for periods of 60 days or less. The fixed rate loan commitments at June 30, 2012 totaled $592,000 and had interest rates ranging from 4.53% to 7.25% and maturities ranging from 10 years to 30 years, while the fixed rate loan commitments at June 30, 2011 totaled $614,000 and had interest rates ranging from 4.63% to 8.0% with maturities ranging from 15 years to 30 years.

REGULATORY CAPITAL	12 Months Ended
Jun. 30, 2012
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

NOTE J - REGULATORY CAPITAL

The Banks are subject to minimum regulatory capital standards promulgated by the Office of the Controller of the Currency (the “OCC”), the successor to the Office of Thrift Supervision (the “OTS”). Failure to meet minimum capital requirements can initiate certain mandatory — and possibly additional discretionary — actions by regulators that, if undertaken, could have a direct material effect on the consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Banks must meet specific capital guidelines that involve quantitative measures of the Banks’ assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Banks’ capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

The minimum capital standards of the OCC generally require the maintenance of regulatory capital sufficient to meet each of three tests, hereinafter described as the tangible capital requirement, the core capital requirement and the risk-based capital requirement. The core capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) generally equal to 4.0% of adjusted total assets, except for those associations with the highest examination rating and acceptable levels of risk. The risk-based capital requirement provides for the maintenance of core capital plus general loss allowances equal to 8.0% of risk-weighted assets. In computing risk-weighted assets, the Banks multiply the value of each asset on their respective statements of financial condition by a defined risk-weighting factor, e.g., one- to four-family residential loans carry a risk-weighted factor of 50%.

During fiscal 2011, the Banks were notified by the OTS that each was categorized as “well-capitalized” under the regulatory framework for prompt corrective action. Although the OCC has not notified the Company of the classification of its capital status since it succeeded the OTS, there are no conditions or events since the OTS notification that management believes has changed the Banks’ categories. The transfer to the OCC resulted is somewhat different capital ratios than reported by the OTS. To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

	As of June 30, 2012
					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$20,764	21.2%	³$3,926	³4.0%	³$4,908	³ 5.0%
First Federal of Frankfort	$19,543	15.9%	³$5,511	³4.0%	³$6,889	³ 5.0%
Consolidated	$44,333	21.3%	³$8,918	³4.0%	N/A	N/A

Total risk-based capital
First Federal of Hazard	$21,185	42.2%	³$4,013	³8.0%	³$5,016	³10.0%
First Federal of Frankfort	$19,997	28.7%	³$5,566	³8.0%	³$6,958	³10.0%
Consolidated	$45,208	38.6%	³$9,377	³8.0%	N/A	N/A

Tier 1 risk-based capital
First Federal of Hazard	$20,764	41.4%	N/A	N/A	³$3,010	³ 6.0%
First Federal of Frankfort	$19,543	28.1%	N/A	N/A	³$4,175	³ 6.0%
Consolidated	$44,333	37.8%	N/A	N/A	N/A	N/A

	As of June 30, 2011
					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Tangible capital
First Federal of Hazard	$19,629	19.3%	³$1,525	³1.5%	N/A	N/A
First Federal of Frankfort	$18,151	14.6%	³$1,868	³1.5%	N/A	N/A
Consolidated	$44,100	20.8%	³$3,175	³1.5%	N/A	N/A

Tier 1 core capital
First Federal of Hazard	$19,629	19.3%	³$4,067	³4.0%	³$5,084	³ 5.0%
First Federal of Frankfort	$18,151	14.6%	³$4,980	³4.0%	³$6,225	³ 5.0%
Consolidated	$44,100	20.8%	³$9,048	³4.0%	N/A	N/A

Total risk-based capital
First Federal of Hazard	$19,939	40.5%	³$3,941	³8.0%	³$4,927	³10.0%
First Federal of Frankfort	$18,564	27.0%	³$5,505	³8.0%	³$6,881	³10.0%
Consolidated	$44,864	39.0%	³$9,201	³8.0%	N/A	N/A

Tier 1 risk-based capital
First Federal of Hazard	$19,629	39.8%	N/A	N/A	³$2,956	³ 6.0%
First Federal of Frankfort	$18,151	26.4%	N/A	N/A	³$4,129	³ 6.0%
Consolidated	$44,100	38.3%	N/A	N/A	N/A	N/A

As of June 30, 2012 and 2011, management believes that First Federal of Hazard and First Federal of Frankfort met all capital adequacy requirements to which the Banks were subject.

The Banks’ management believes that, under the current regulatory capital regulations, both Banks will continue to meet their minimum capital requirements in the foreseeable future. However, events beyond the control of the Banks, such as increased interest rates or a downturn in the economy in the Banks’ market area, could adversely affect future earnings and, consequently, the ability to meet future minimum regulatory capital requirements.

Regulations of the OCC governing mutual holding companies require First Federal MHC to meet certain criteria before the company may waive the receipt by it of any common stock dividend declared by Kentucky First Federal Bancorp. During the fiscal year ended June 30, 2012, and pursuant to the provisions allowed by the OCC, First Federal MHC waived $1.4 million in dividends.

CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP	12 Months Ended
Jun. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE K - CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2012 and 2011, and the results of its operations and its cash flows for the fiscal years ended June 30, 2012 and 2011.

KENTUCKY FIRST FEDERAL BANCORP

BALANCE SHEETS

June 30, 2012 and 2011

(In thousands)

ASSETS	2012	2011

Interest-bearing deposits in First Federal of Hazard	$425	$604
Interest-bearing deposits in First Federal of Frankfort	427	2,513
Other interest-bearing deposits	39	37
Investment in First Federal of Hazard	22,640	21,708
Investment in Frankfort First	34,977	33,671
Prepaid expenses and other assets	456	521

Total assets	$58,964	$59,054

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$111	$357

Total liabilities	111	357

Shareholders’ equity
Common stock	86	86
Additional paid-in capital	36,870	36,907

Retained earnings	31,971	31,860
Shares acquired by stock benefit plans	(1,772)	(1,989)
Shares acquired for treasury – at cost	(8,305)	(8,170)
Accumulated other comprehensive income	3	3
Total shareholders’ equity	58,853	58,697

Total liabilities and shareholders’ equity	$58,964	$59,054

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF INCOME

Years ended June 30, 2012 and 2011

(Dollar amounts in thousands)

	2012	2011
Income
Interest income	$121	$164
Dividends from First Federal of Hazard	—	—
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	886	644
Dividends from Frankfort First	—	378
Equity in undistributed earnings of Frankfort First	1,306	964
Total income	2,313	2,150

Non-interest expenses	838	547

Earnings before income taxes	1,475	1,603

Federal income tax expense (benefit)	(240)	(153)

NET INCOME	$1,715	$1,756

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF CASH FLOWS

For Years ended June 30, 2012 and 2011

(Dollar amounts in thousands)

	2012	2011
Cash flows from operating activities:
Net earnings for the year	$1,715	$1,756
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(2,192)	(1,608)
Noncash compensation expense	134	363
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	65	(235)
Other liabilities	(246)	7
Net cash provided by operating activities	(524)	283

	2012	2011
Cash flows from financing activities:
Dividends paid on common stock	(1,604)	(1,112)
Repurchase of treasury shares	(135)	(218)
Net cash used in financing activities	(1,739)	(1,330)

Net increase (decrease) in cash and cash equivalents	(2,263)	(1,047)

Cash and cash equivalents at beginning of year	3,154	4,201

Cash and cash equivalents at end of year	$891	$3,154

Prior to July 21, 2011, the Banks were subject to regulations imposed by the OTS regarding the amount of capital distributions payable to the Company. Generally, the Banks’ payments of dividends were limited, without prior OTS approval, to net earnings for the current calendar year plus the two preceding calendar years, less capital distributions paid over the comparable time period.

PENDING MERGER (unaudited)	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

NOTE L – PENDING MERGER (unaudited)

On November 3, 2011, the Company entered into an agreement of merger with CFK Bancorp, Inc. (“CKP”) and Central Kentucky Federal Savings Bank, whereby CKF will merger with and into the Company with the Company being the surviving corporation. In connection with the merger, Central Kentucky Federal Savings Bank will merge into First Federal of Frankfort and will operate under the name “Central Kentucky Federal Savings Bank” as a division of First Federal of Frankfort. The CFK Bancorp, Inc. stockholders, who can elect to receive cash, the Company’s stock, or a combination of cash and the Company’s stock, approved the merger on July 3, 2012. The merger is also subject to regulatory approval and Kentucky First has filed the appropriate applications with its primary regulator, the Board of Governors of the Federal Reserve System. As of June 30, 2012, CFK Bancorp, Inc., maintained $125.3 million in assets, $101.8 million in net loans, $103.1 million in deposits and $12.8 million in tangible equity capital. The merger consideration is expected to be valued at $11.6 million and the combination is expected to be completed during the fourth quarter of 2012. Please refer to Form 424B3 – Prospectus [Rule 242(b)(3)] filed with the Securities and Exchange Commission on May 23, 2012, for additional information about the proposed merger.

On November 3, 2011, the Company entered into an agreement of merger with CFK Bancorp, Inc. (“CKP”) and Central Kentucky Federal Savings Bank, whereby CKF will merger with and into the Company with the Company being the surviving corporation. In connection with the merger, Central Kentucky Federal Savings Bank will merge into First Federal of Frankfort and will operate under the name “Central Kentucky Federal Savings Bank” as a division of First Federal of Frankfort. The CFK Bancorp, Inc. stockholders, who can elect to receive cash, the Company’s stock, or a combination of cash and the Company’s stock, approved the merger on July 3, 2012. The merger is also subject to regulatory approval and Kentucky First has filed the appropriate applications with its primary regulator, the Board of Governors of the Federal Reserve System. As of June 30, 2012, CFK Bancorp, Inc., maintained $125.3 million in assets, $101.8 million in net loans, $103.1 million in deposits and $12.8 million in tangible equity capital. The merger consideration is expected to be valued at $11.6 million and the combination is expected to be completed during the fourth quarter of 2012. Please refer to Form 424B3 – Prospectus [Rule 242(b)(3)] filed with the Securities and Exchange Commission on May 23, 2012, for additional information about the proposed merger.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
1.     Principles of Consolidation: The consolidated financial statements include the accounts of the Company, First Federal of Hazard, Frankfort First and First Federal of Frankfort. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
2.     Use of Estimates: To prepare financial statements in conformity with U.S. GAAP, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses, goodwill, loan servicing rights, deferred tax assets and fair values of financial instruments are particularly subject to change.

Marketable Securities, Policy [Policy Text Block]

3. Securities: Debt securities are classified as held to maturity or available for sale. Securities classified as held to maturity are to be carried at cost only if the Company has the positive intent and ability to hold these securities to maturity. Securities designated as available for sale are carried at fair value with resulting unrealized gains or losses recorded to shareholders’ equity, net of tax. Realized gains and losses on sales of securities are recognized using the specific identification method.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Finance, Loan and Lease Receivables, Held for Investments, Foreclosed Assets Policy [Policy Text Block]

4. Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, adjusted for deferred loan origination fees and the allowance for loan losses. Interest income is accrued on the unpaid principal balance unless the collectibility of the loan is in doubt. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. Interest income on loans is generally discontinued at the time a loan is 90 days delinquent unless the loan is well-secured and in process of collection. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. A loan is moved to non-accrual status in accordance with the Company’s policy, typically 90 days after the loan becomes delinquent.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]

5. Loans held for sale: Loans held for sale are carried at the lower of cost (less principal payments received) or fair value, calculated on an aggregate basis. At June 30, 2012 the Company had $481,000 in loans held for sale, while at June 30, 2011, no loans were held for sale.

In selling loans, the Company utilizes a program with the Federal Home Loan Bank, retaining servicing on loans sold. Mortgage servicing rights on originated loans that have been sold are initially recorded at fair value. Capitalized servicing rights are amortized in proportion to and over the period of estimated servicing revenues. The Company recorded amortization related to mortgage servicing rights totaling $22,000 and $13,000 during the years ended June 30, 2012 and 2011, respectively. The carrying value of the Company’s mortgage servicing rights, which approximated fair value, totaled approximately $101,000 and $120,000 at June 30, 2012 and 2011, respectively.

The Company was servicing mortgage loans of approximately $12.6 million and $15.0 million that had been sold to the Federal Home Loan Bank at June 30, 2012 and 2011, respectively. During the fiscal year ended June 30, 2012, we sold $394,000 in loans under the FHLB program and the average balance of loans serviced was $13.9 million.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. Changes in valuation allowances are reported with other non-interest income on the income statement. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income which is reported on the income statement as other non-interest income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Servicing fees totaled $34,000 and $36,000 for the years ended June 30, 2012 and 2011, respectively. Late fees and ancillary fees related to loan servicing are not material.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]

6. Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loss experience, the nature and volume of the portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent eight quarters. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.

These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; changes in lending policies, procedures and practices; experience, ability and depth of lending management and other relevant staff; economic trends and conditions; industry conditions; and effects of changes in credit concentrations. Our portfolio segments include residential real estate, nonresidential real estate and land, loans on deposits and consumer and other loans. Risk factors associated with our portfolio segments are as follows:

Residential Real Estate

Our primary lending activity is the origination of mortgage loans, which enable a borrower to purchase or refinance existing homes in the Banks’ respective market areas. We further classify our residential real estate loans as one- to four-family, multi-family or construction. We believe that our first mortgage position on loans secured by residential real estate presents lower risk than our other loans, with the exception of loans on deposits.

We offer a mix of adjustable-rate and fixed-rate mortgage loans with terms up to 40 years for owner-occupied properties. For these properties a borrower may be able to borrow up to 95% of the value with private mortgage insurance. Alternatively, the borrower may be able to borrow up to 90% of the value with a traditional first mortgage and a second mortgage (bearing a higher rate of interest) on the additional 10% of the value. After initial fixed-rate periods of one, three, five or seven years, the interest rates on the adjustable-rate loans adjust once a year with annual limitation of one percentage point per adjustment period and a lifetime cap of five percentage points.

We also originate loans to individuals to finance the construction of residential dwellings for personal use or for use as rental property. We do not generally lend to builders for construction of speculative or custom residential properties for resale. Construction loans are generally less than one year in length, do not exceed 80% of the appraised value, and provide for the payment of interest only during the construction phase. Funds are disbursed as progress is made toward completion of the construction based on site inspections by qualified bank staff.

Multi-family and Nonresidential Loans

We offer mortgage loans secured by residential non-owner-occupied one- to four-family, residential multi-family (five or more units), and nonresidential real estate. Nonresidential real estate loans are comprised generally of commercial office buildings, churches, condominiums and properties used for other purposes. Generally, these loans are originated for 25 years or less and do not exceed 75% of the appraised value. Loans secured by multi-family and commercial real estate generally have larger balances and involve a greater degree of risk than one- to four-family residential mortgage loans. These loans depend on the borrower’s creditworthiness and the feasibility and cash flow potential of the project. Payments on loans secured by income properties often depend on successful operation and management of the properties. As a result, repayment on such loans may be subject to a greater extent to adverse conditions in the real estate market or economy than owner-occupied residential loans.

Consumer lending

Our consumer loans include home equity lines of credit and loans secured by savings deposits. Home equity loans are generally second mortgage loans subordinate only to first mortgages also held by the bank and do not exceed 80% of the estimated value of the property. We do offer home equity loans up to 90% of the estimated value to qualified borrowers and these loans carry a premium rate. Loans secured by savings are originated up to 90% of the depositor’s savings account balance and normally bear interest at two percentage points above the rate paid on the deposit account. Because the deposit account must be pledged as collateral to secure the loan, the inherent risk of this type of loan is minimal.

In years prior to the year ended June 30, 2011, the loss history of the most recent 12 quarterly periods was used in the calculation of the Company’s general component of allowance for losses on loans. A three year period is the amount of time we determined was appropriate and provided a representative time frame from which we might estimate losses within our portfolio. Although prior to the 2011 fiscal year the Company had not incurred substantial losses, we did incur losses which have been discussed in previous financial statements and regulatory filings. When a loss event occurs it is prudent to shorten the period of time that is deemed representative of the loss period. This shortening process focuses much more attention on recent events than the normal period would focus, and, in our case, increased the amount that we determined was proper for our allowance for losses on loans. After a loss event occurs it is also prudent to re-extend the period of time used to represent the Company’s loss history. Failure to lengthen the time period would have the undesirable effect of focusing too closely on recent loss history and could result in losing sight of the loss event that prompted the change in the first place. Therefore, during the 2011 year our loss history lookback period was shortened to the most recent four quarters, while during the 2012 year we began to lengthen the lookback period and used the most recent eight quarterly periods. We believe that the change to our lookback period was proper in determining an adequate amount loan loss allowance.

The Banks account for impaired loans by determining the present value of expected future cash flows discounted at the loan’s effective interest rate or, as an alternative, at the loan’s observable market price or fair value of the collateral, reduced by estimated selling costs.

A loan is considered impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Although all of our loans are secured by collateral, we rely heavily on the capacity of our borrowers to generate sufficient cash flow to service their debt. As a result, our loans do not become collateral-dependent until there is deterioration in the borrower’s cash flow and financial condition, which makes it necessary for us to look to the collateral for our sole source of repayment. Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment under the policy at that time.

In the calculation of our general valuation allowance we consider the potential for outdated appraisal values to be of minimal risk and, therefore, do not attribute a specific factor to it.

With respect to the Banks’ investment in troubled debt restructurings, multi-family and nonresidential loans, and the evaluation of impairment thereof, such loans are nonhomogenous and, as such, may be deemed to be collateral-dependent when they become more than ninety days delinquent. We obtain updated independent appraisals in these situations or when we suspect that the previous appraisal may no longer be reflective of the property’s current fair value. This process varies from loan to loan, borrower to borrower, and also varies based on the nature of the collateral.

We utilize updated independent appraisals to determine fair value for collateral-dependent loans, adjusted for estimated selling costs, in determining our specific reserve. In some situations management does not secure an updated independent appraisal. These situations may involve small loan amounts or loans that, in management’s opinion, have an abnormally low loan-to-value ratio.

Federal Home Loan Bank Stock [Policy Text Block]
7. Federal Home Loan Bank Stock: The banks are members of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans and Leases Receivable, Real Estate Acquired Through Foreclosure, Policy [Policy Text Block]
8. Real Estate Owned: Real estate acquired through or instead of foreclosure is initially recorded at fair value less estimated selling expenses at the date of acquisition, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequently, the carrying value is adjusted through a valuation allowance and the amount is recorded through expense. Costs relating to holding real estate owned, net of rental income, are charged against earnings as incurred.

Property, Plant and Equipment, Policy [Policy Text Block]
9. Premises and Equipment: Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. The cost of premises and equipment includes expenditures which extend the useful lives of existing assets. Maintenance, repairs and minor renewals are expensed as incurred. For financial reporting, depreciation is provided on the straight-line method over the useful lives of the assets, estimated to be forty years for buildings, ten to forty years for building improvements, and five to ten years for furniture and equipment.

Income Tax, Policy [Policy Text Block]

10. Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

A tax provision is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company recognizes interest and/or penalties related to income tax matters as income tax expense.

Kentucky First Federal Bancorp and Frankfort First Bancorp, Inc., each are subject to state income taxes in the Commonwealth of Kentucky. Neither of the Banks are subject to state income tax in the Commonwealth. With few exceptions, the Company is no longer subject to U.S. federal, state and local tax examinations by tax authorities for years before 2009.

Postemployment Benefit Plans, Policy [Policy Text Block]

11. Retirement and Employee Benefit Plans: The Banks each participate in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), which is a tax-qualified, multi-employer defined benefit pension fund covering all employees who qualify as to length of service. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers. Total contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $299.7 million and $203.6 million for the plan years ended June 30, 2011 and 2010, respectively. Our contributions for fiscal 2012 and 2011 was not more than 5% of the total contributions made to the Pentegra DB Plan. Pension expense is the net contributions, which are based upon covered employees’ ages and salaries and are dependent upon the ultimate prescribed benefits of the participants and the funded status of the plan. The Company recognized expense related to the plans totaling approximately $742,000 and $564,000 for the fiscal years ended June 30, 2012 and 2011. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. As of July 1, 2011, the most recent period for which information is available, First Federal of Hazard had a funded status of 83.79%, while First Federal of Frankfort had a funded status of 85.95%. There are no funding improvement plans or surcharges to participants.

The Company also maintains a nonqualified deferred compensation plan for the benefit of certain directors, which is closed to any future deferrals. Under the plan, the Company pays each participant, or their beneficiary, the amount of fees deferred plus interest under terms selected by the individual participants prior to compensation deferral. Payments are made to participants either in a lump sum or in monthly installments not to exceed 10 years. Payments may commence upon the director’s attainment of a certain age or upon the individual’s termination of service. The expense incurred for the deferred compensation was $17,000 and $7,000 for the fiscal years ended June 30, 2012 and 2011, respectively.

First Federal of Hazard has an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. Annual contributions are made to the ESOP equal to the ESOP’s debt service less dividends received by the ESOP on unallocated shares. Shares in the ESOP were acquired using funds provided by a loan from the Company and, accordingly, the cost of those shares is shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Dividends on unallocated shares are used to repay loan principal and accrued interest. Compensation expense is recorded equal to the fair value of shares committed to be released during a given fiscal year. Allocation of shares to the ESOP participants is contingent upon the repayment of a loan to Kentucky First Federal Bancorp totaling $2.1 million and $2.3 million at June 30, 2012 and 2011, respectively. The Company recorded expense for the ESOP of approximately $180,000 and $171,000 for each of the years ended June 30, 2012 and 2011, respectively. Shares may be surrendered from the plan as employees leave employment. Total shares surrendered from the plan were 27,047 and 26,682 at June 30, 2012 and 2011, respectively. The amount contributed to the ESOP during the year just ended was $324,000.

	For the fiscal year ended
	June 30,

	2012	2011

Allocated shares	122,249	100,961
Shares committed to be released	9,338	10,445
Unearned shares	178,339	198,885
Total ESOP shares	309,926	310,291

Fair value of unearned shares at end of period (dollars in thousands)	$1,514	$1,790

First Federal of Frankfort maintains a 401(k) plan for the benefit of all full-time employees. No employer contributions have been made to the 401(k) plan.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

12. Share-Based Compensation Plans: Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of the grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of the grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. In fiscal 2006, the Company initiated the 2005 Equity Incentive Plan (“EIP” or the “Plan”) which provides for two share-based compensation plans, which are described below.

No compensation cost was charged against income for those share-based plans for the fiscal year ended June 30, 2012, while $160,000 was charged against income for the fiscal year ended June 30, 2011. The total income tax benefit recognized in the statement of income for share-based compensation arrangements was $54,000 for the fiscal year ended June 30, 2011, while there was no income tax benefit recognized for the recent fiscal year ended.

The EIP provides for grants of up to 421,216 stock options. It also provides that one-fifth of the options granted become vested and exercisable on the first five anniversaries of the date of grant. The contractual term of the options is ten years. All option awards are granted with an exercise price equal to the market price of the Company’s stock at the date of grant.

At June 30, 2012, the only options outstanding are related to those granted in the fiscal year 2006.

A summary of the status of the Company’s stock option plan as of June 30, 2012, and changes during the year then ended is presented below:

		Weighted-	Aggregate
		average	Intrinsic
		exercise	Value
	Shares	price	($000)

Outstanding at beginning of year	325,800	$10.10
Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at end of year	325,800	$10.10	$-

Options exercisable at end of year	325,800	$10.10	$-

Weighted average fair value of options granted			$1.75

Weighted average remaining contractual term of options outstanding and exercisable			3.5 years

Information related to the stock option plan during each year ended June 30, follows:

(in thousands)	2012	2011
Intrinsic value of options exercised	$-	$-
Cash received from option exercises	-	-
Tax benefit realized from option exercises	-	-

As of June 30, 2012, there was no unrecognized compensation cost related to nonvested stock options granted under the Plan.

The EIP also provides for the purchase of 168,486 shares of common stock and the issuance of such shares in the form of restricted stock awards to members of the board of directors, management and certain employees. Common shares awarded under the restricted stock plan vest over a five year period, commencing with the date of the grant and are expensed based on their fair value at the grant date.

The following table summarizes the activity with regard to restricted stock awards during fiscal 2012:

Weighted-average
grant date
	Shares	fair value
Nonvested at July 1, 2011	—	$—
Vested	—	—
Forfeited	—	—

Nonvested at June 30, 2012	—	$—

As of June 30, 2012, there was no unrecognized compensation cost related to the restricted stock awards. The total fair value of shares vested during the year ended June 30, 2011 was $237,000.

Earnings Per Share, Policy [Policy Text Block]

13. Earnings Per Share: Diluted earnings per share is computed taking into consideration common shares outstanding and dilutive potential common shares to be issued or released under the Company’s share-based compensation plans. There is no adjustment to net earnings for the calculation of diluted earnings per share. The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

(in thousands)	2012	2011

Net income	$1,715	$1,756
Less earnings allocated to unvested shares	—	7
Net income allocated to common shareholders, basic and diluted	$1,715	$1,749

	2012	2011
Basic
Weighted-average common shares including unvested common shares outstanding	7,546,120	7,530,603
Less: Weighted-average unvested common shares	—	11,256
Weighted-average common shares outstanding	7,546,120	7,519,347

Diluted
Add: Dilutive effect of assumed exercise of stock options	—	—
Weighted-average common shares outstanding (diluted)	7,546,120	7,519,347

Basic earnings per share is computed based upon the weighted-average shares outstanding during the year less shares in the ESOP that are unallocated and not committed to be released and unearned restricted stock. For fiscal years 2012 and 2011 all options were antidilutive, as the exercise price was greater than the average market price of the common stock.

Fair Value Measurement, Policy [Policy Text Block]

14. Fair Value of Assets and Liabilities: Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access as of the measurement date.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying statement of condition, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities bur rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2012 and 2011. The securities represented are only those classified as available-for sale.

Fair Value Measurements Using
Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2012
Agency mortgage-backed: residential	$189	$-	$189	$-

2011
Agency mortgage-backed: residential	$203	-	203	-

There were no transfers between levels 1 and 2.

Impaired Loans

The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent independent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Independent appraisals for collateral-dependent loans are updated periodically (usually every 9-12 months).

Other Real Estate

Nonrecurring adjustments to real estate properties classified as other real estate owned (“OREO”) are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2012 and 2011.

	Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2012
Impaired loans
One- to four-family	$807	$-	$-	$807
Multi-family	631	-	-	631
Other real estate owned, net
One- to four-family	648	-	-	648
Multi-family	233	-	-	233

2011
Impaired loans
One- to four-family	$1,033	$-	$-	$1,033
Other real estate owned, net
One- to four-family	126	-	-	126
Multi-family	186	-	-	186

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal balance of $1.5 million, with a valuation allowance of $97,000 at June 30, 2012. At June 30, 2011, impaired loans had a principal balance of $1.1 million, with a valuation allowance of $55,000. A provision for loss on impaired loans of $42,000 was made during fiscal 2012.

Other real estate owned measured at fair value less costs to sell, had a carrying amount of $881,000 and $312,000 at June 30, 2012 and 2011, respectively, after write-down of $58,000 and $71,000 for the years ended June 30, 2012 and 2011, respectively.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2012:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
	(in thousands)	Technique(s)	Input(s)	Average)
Impaired Loans:
Residential real estate 1-4 family	$807	Sales comparison approach	Adjustments for differences between comparable sales	3.1% To 19.8% (4.3%)
Multi-family	631	Sales comparison approach	Adjustments for differences between comparable sales	5.9% To 15.0% (4.8%)
Repossessed assets:
1-4 family	$648	Sales comparison approach	Adjustments for differences between comparable sales	0.5% To 18.6% (8.6%)
Multi-family	233	Sales comparison approach	Adjustments for differences between comparable sales	20.2% To 38.9% (20.8%)

The following disclosure of the fair value of financial instruments, both assets and liabilities, whether or not recognized in the consolidated statement of financial condition, for which it is practicable to estimate that value. For financial instruments where quoted market prices are not available, fair values are based on estimates using present value and other valuation methods.

The methods used are greatly affected by the assumptions applied, including the discount rate and estimates of future cash flows. Therefore, the fair values presented may not represent amounts that could be realized in an exchange for certain financial instruments.

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying statements of financial condition at amounts other than fair value at June 30, 2012 and 2011:

Cash and cash equivalents: The carrying amounts presented in the consolidated statements of financial condition for cash and cash equivalents are deemed to approximate fair value.

Held-to-maturity securities: For held-to-maturity securities, fair value methods for securities were previously described.

Loans held for sale: Loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value determined by FHLB pricing schedules.

Loans: The loan portfolio has been segregated into categories with similar characteristics, such as one- to four-family residential, multi-family residential and nonresidential real estate. These loan categories were further delineated into fixed-rate and adjustable-rate loans. The fair values for the resultant loan categories were computed via discounted cash flow analysis, using current interest rates offered for loans with similar terms to borrowers of similar credit quality. For loans on deposit accounts and consumer and other loans, fair values were deemed to equal the historic carrying values.

Federal Home Loan Bank stock: It was not practicable to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Accrued interest receivable: The carrying amount is the estimated fair value.

Deposits: The fair value of NOW accounts, passbook accounts, and money market deposits are deemed to approximate the amount payable on demand. Fair values for fixed-rate certificates of deposit have been estimated using a discounted cash flow calculation using the interest rates currently offered for deposits of similar remaining maturities. The historical carrying amount of accrued interest payable on deposits is deemed to approximate fair value.

Advances from the Federal Home Loan Bank: The fair value of these advances is estimated using the rates currently offered for similar advances of similar remaining maturities or, when available, quoted market prices.

Advances by borrowers for taxes and insurance and accrued interest payable: The carrying amount presented in the consolidated statement of financial condition is deemed to approximate fair value.

Commitments to extend credit: For fixed-rate and adjustable-rate loan commitments, the fair value estimate considers the difference between current levels of interest rates and committed rates. The fair value of outstanding loan commitments at June 30, 2012 and 2011, was not material.

Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2012 and June 30, 2011 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2012 Using
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$5,735	$5,735			$5,735
Interest-earning deposits	100	100			100
Available-for-sale securities	189		$189		189
Held-to-maturity securities	4,756		5,144		5,144
Loans held for sale	481		500		500
Loans receivable - net	182,473			$190,354	190,354
Federal Home Loan Bank stock	5,641				n/a
Accrued interest receivable	497			497	497

Financial liabilities
Deposits	$134,552	$51,069	$83,906		$134,975
Federal Home Loan Bank advances	27,065		29,429		29,429
Advances by borrowers for taxes and insurance	487			$487	487
Accrued interest payable	64		64		64

Loans receivable represents the Company’s most significant financial asset, which is in Level 3 for fair value measurements. A third party provides financial modeling for the Company and results are based on assumptions and factors determined by management. This process is different from the process performed by the Office of Thrift Supervision, which was utilized by the Company until December 31, 2011, when the service was discontinued.

The carrying amounts and estimated fair values of financial instruments at June 30, 2011, are as follows:

	Carrying	Fair
(in thousands)	value	value

Financial assets
Cash and cash equivalents	$5,049	$5,049
Interest-earning deposits	100	100
Available-for-sale securities	203	203
Held-to-maturity securities	6,810	7,257
Loans held for sale	—	—
Loans receivable - net	182,796	190,183
Federal Home Loan Bank stock	5,641	n/a
Accrued interest receivable	538	538

Financial liabilities
Deposits	$139,940	$141,408
Federal Home Loan Bank advances	25,261	23,797
Advances by borrowers for taxes and insurance	471	471
Accrued interest payable	91	91

Cash and Cash Equivalents, Policy [Policy Text Block]
15. Cash and Cash Equivalents: For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks and interest-bearing deposits in other financial institutions with original maturities of less than ninety days.

Goodwill and Intangible Assets, Policy [Policy Text Block]

16. Goodwill and Other Intangible Assets: Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected March 31 as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset with an indefinite life on our balance sheet.

The Company’s core deposit intangible is being amortized on a straight-line basis over an original period of seven years. The carrying basis and accumulated amortization of recognized intangible assets at June 30, 2012 and 2011 is as follows:

(in thousands)	2012	2011

Core deposits
Gross Carrying Amount	$918	$918
Accumulated Amortization	918	831
	$—	$87

Amortization expense for the years ended June 30, 2012 and 2011 was $87,000 and $131,000, respectively.

Cash Surrender Value Of Life Insurance [Policy Text Block]
17. Cash Surrender Value of Life Insurance: First Federal of Frankfort has purchased life insurance policies on certain key executives. Bank-owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Treasury Stock [Policy Text Block]	18. Treasury Stock: Treasury stock is stated at cost. Cost is determined by the first-in, first-out method.
Related Party Transaction [Policy Text Block]

19. Related Party Transactions: Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2012 and 2011 are summarized as follows:

(in thousands)	2012	2011

Outstanding principal, beginning of year	$865	$593
Changes in composition of related parties	—	157
Principal disbursed during the year	53	156
Principal repaid and refinanced during the year	(121)	(41)
Outstanding principal, end of year	$797	$865

Deposits from related parties held by the Company at June 30, 2012 and 2011 totaled $2.2 million and $1.1 million, respectively.

Comprehensive Income, Policy [Policy Text Block]
20. Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity.

Contingent Liability Reserve Estimate, Policy [Policy Text Block]
21. Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Stockholders' Equity, Policy [Policy Text Block]
22. Equity: Stock dividends in excess of 20% are reported by transferring the par value of the stock issued from retained earnings to common stock. Stock dividends for 20% or less are reported by transferring the fair value, as of the ex-dividend date, of the stock issued from retained earnings to common stock and additional paid-in capital. Fractional share amounts are paid in cash with a reduction in retained earnings.

Policyholders' Dividend, Policy [Policy Text Block]	23. Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the bank to the holding company or by the holding company to shareholders.
Segment Reporting, Policy [Policy Text Block]
24. Operating Segments: While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassification, Policy [Policy Text Block]	25. Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation.
New Accounting Pronouncements, Policy [Policy Text Block]

27. New Accounting Standards In July 2012, the FASB issued an update (ASU No. 2012-02).  The update will allow the Company to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under the update, the Company would not be required to calculate the fair value of an indefinite-lived intangible asset unless the Company determines, based on a qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The update includes a number of events and circumstances for the Company to consider in conducting the qualitative assessment.  The update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if the Company’s financial statements for the most recent annual or interim period have not yet been issued.  The Company did not elect early adoption of this update and has not evaluated to date if any future adoption will have a material impact on the Company’s consolidated financial statements or results of operations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule Of Retirement and Employee Benefit Plans [Table Text Block]

	For the fiscal year ended
	June 30,

	2012	2011

Allocated shares	122,249	100,961
Shares committed to be released	9,338	10,445
Unearned shares	178,339	198,885
Total ESOP shares	309,926	310,291

Fair value of unearned shares at end of period (dollars in thousands)	$1,514	$1,790

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the status of the Company’s stock option plan as of June 30, 2012, and changes during the year then ended is presented below:

		Weighted-	Aggregate
		average	Intrinsic
		exercise	Value
	Shares	price	($000)

Outstanding at beginning of year	325,800	$10.10
Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at end of year	325,800	$10.10	$-

Options exercisable at end of year	325,800	$10.10	$-

Weighted average fair value of options granted			$1.75

Weighted average remaining contractual term of options outstanding and exercisable			3.5 years

Schedule of Share-based Compensation, Activity [Table Text Block]

Information related to the stock option plan during each year ended June 30, follows:

(in thousands)	2012	2011
Intrinsic value of options exercised	$-	$-
Cash received from option exercises	-	-
Tax benefit realized from option exercises	-	-

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

The following table summarizes the activity with regard to restricted stock awards during fiscal 2012:

Weighted-average
grant date
	Shares	fair value
Nonvested at July 1, 2011	—	$—
Vested	—	—
Forfeited	—	—

Nonvested at June 30, 2012	—	$—

Schedule of Earnings Per Share Reconciliation [Table Text Block]

The securities represented are only those classified as available-for sale.

Fair Value Measurements Using
Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2012
Agency mortgage-backed: residential	$189	$-	$189	$-

2011
Agency mortgage-backed: residential	$203	-	203	-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2012 and 2011.

	Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2012
Impaired loans
One- to four-family	$807	$-	$-	$807
Multi-family	631	-	-	631
Other real estate owned, net
One- to four-family	648	-	-	648
Multi-family	233	-	-	233

2011
Impaired loans
One- to four-family	$1,033	$-	$-	$1,033
Other real estate owned, net
One- to four-family	126	-	-	126
Multi-family	186	-	-	186

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2012:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
	(in thousands)	Technique(s)	Input(s)	Average)
Impaired Loans:
Residential real estate 1-4 family	$807	Sales comparison approach	Adjustments for differences between comparable sales	3.1% To 19.8% (4.3%)
Multi-family	631	Sales comparison approach	Adjustments for differences between comparable sales	5.9% To 15.0% (4.8%)
Repossessed assets:
1-4 family	$648	Sales comparison approach	Adjustments for differences between comparable sales	0.5% To 18.6% (8.6%)
Multi-family	233	Sales comparison approach	Adjustments for differences between comparable sales	20.2% To 38.9% (20.8%)

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2012 and June 30, 2011 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2012 Using
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$5,735	$5,735			$5,735
Interest-earning deposits	100	100			100
Available-for-sale securities	189		$189		189
Held-to-maturity securities	4,756		5,144		5,144
Loans held for sale	481		500		500
Loans receivable - net	182,473			$190,354	190,354
Federal Home Loan Bank stock	5,641				n/a
Accrued interest receivable	497			497	497

Financial liabilities
Deposits	$134,552	$51,069	$83,906		$134,975
Federal Home Loan Bank advances	27,065		29,429		29,429
Advances by borrowers for taxes and insurance	487			$487	487
Accrued interest payable	64		64		64

The carrying amounts and estimated fair values of financial instruments at June 30, 2011, are as follows:

	Carrying	Fair
(in thousands)	value	value

Financial assets
Cash and cash equivalents	$5,049	$5,049
Interest-earning deposits	100	100
Available-for-sale securities	203	203
Held-to-maturity securities	6,810	7,257
Loans held for sale	—	—
Loans receivable - net	182,796	190,183
Federal Home Loan Bank stock	5,641	n/a
Accrued interest receivable	538	538

Financial liabilities
Deposits	$139,940	$141,408
Federal Home Loan Bank advances	25,261	23,797
Advances by borrowers for taxes and insurance	471	471
Accrued interest payable	91	91

Fair Value, by Balance Sheet Grouping [Table Text Block]

Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2012 and June 30, 2011 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2012 Using
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$5,735	$5,735			$5,735
Interest-earning deposits	100	100			100
Available-for-sale securities	189		$189		189
Held-to-maturity securities	4,756		5,144		5,144
Loans held for sale	481		500		500
Loans receivable - net	182,473			$190,354	190,354
Federal Home Loan Bank stock	5,641				n/a
Accrued interest receivable	497			497	497

Financial liabilities
Deposits	$134,552	$51,069	$83,906		$134,975
Federal Home Loan Bank advances	27,065		29,429		29,429
Advances by borrowers for taxes and insurance	487			$487	487
Accrued interest payable	64		64		64

The carrying amounts and estimated fair values of financial instruments at June 30, 2011, are as follows:

	Carrying	Fair
(in thousands)	value	value

Financial assets
Cash and cash equivalents	$5,049	$5,049
Interest-earning deposits	100	100
Available-for-sale securities	203	203
Held-to-maturity securities	6,810	7,257
Loans held for sale	—	—
Loans receivable - net	182,796	190,183
Federal Home Loan Bank stock	5,641	n/a
Accrued interest receivable	538	538

Financial liabilities
Deposits	$139,940	$141,408
Federal Home Loan Bank advances	25,261	23,797
Advances by borrowers for taxes and insurance	471	471
Accrued interest payable	91	91

Schedule of Finite-Lived Intangible Assets [Table Text Block]

The carrying basis and accumulated amortization of recognized intangible assets at June 30, 2012 and 2011 is as follows:

(in thousands)	2012	2011

Core deposits
Gross Carrying Amount	$918	$918
Accumulated Amortization	918	831
	$—	$87

Schedule of Related Party Transactions [Table Text Block]

Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2012 and 2011 are summarized as follows:

(in thousands)	2012	2011

Outstanding principal, beginning of year	$865	$593
Changes in composition of related parties	—	157
Principal disbursed during the year	53	156
Principal repaid and refinanced during the year	(121)	(41)
Outstanding principal, end of year	$797	$865

SECURITIES (Tables)	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]

The gains and losses are as follows:

		2012
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$185	$4	$-	$189

		2011
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$199	$4	$-	$203

Held-to-maturity Securities [Table Text Block]

The gains and losses are as follows:

		2012
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Held-to-maturity Securities
Agency mortgage-backed:residential	$4,756	$388	$-	$5,144

		2011
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Held-to maturity Securities
Agency mortgage-backed:residential	$6,810	$447	$-	$7,257

LOANS (Tables)	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule Of Classification Of Loans Receivable [Table Text Block]

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2012	2011

Residential real estate
One- to four-family	$149,086	$158,821
Multi-family	15,495	4,504
Construction	964	1,062
Nonresidential real estate and land	11,098	12,211
Loans on deposits	2,281	2,405
Consumer and other	4,865	4,824
	183,789	183,827
Less:
Undisbursed portion of loans in process	544	353
Deferred loan origination fees (cost)	(103)	(86)
Allowance for loan losses	875	764
	$182,473	$182,796

Schedule Of Impaired Loans Receivable Additional Information [Table Text Block]

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2012 and 2011. There were no loans acquired with deteriorated credit quality at June 30, 2012 and 2011.

June 30, 2012:
(in thousands)	Recorded investment in loans	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,757	$97	$—	$97

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family	$146,329	$468	$—	$468
Multi-family	15,495	49	—	49
Construction	964	3	—	3
Nonresidential real estate and land	11,098	35	—	35
Loans on deposits	2,281	7	—	7
Consumer and other	4,865	16	—	16
Unallocated	—	—	200	200
	181,032	578	200	778
	$183,789	$675	$200	$875

June 30, 2011:
(in thousands)	Recorded investment in loans	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,224	$55	$—	$55

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family	$156,597	$439	$—	$439
Multi-family	4,504	13	—	13
Construction	1,062	3	—	3
Nonresidential real estate and land	12,211	34	—	34
Loans on deposits	2,405	7	—	7
Consumer and other	4,824	13	—	13
Unallocated	—	—	200	200
	181,603	509	200	709
	$183,827	$564	$200	$764

Impaired Financing Receivables [Table Text Block]

The following tables present impaired loans by class of loans as of and for the years ended June 30, 2012 and 2011:

June 30, 2012: (in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
One- to four-family	$1,222	$—	$889	$45	$45

With an allowance recorded:
One- to four-family	1,535	97	1,434	27	27
	$2,757	$97	$2,323	$72	$72

June 30, 2011: (in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Received

With no related allowance recorded:
One- to four-family	$1,136	$—	$1,296	$44	$47

With an allowance recorded:
One- to four-family	1,088	55	1,213	33	33
	$2,224	$55	$2,509	$77	$77

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of June 30, 2012 and 2011:

	June 30, 2012		June 30, 2011
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

One- to four-family residential real estate	$1,593	$201	$876	$-

Schedule Of Types Troubled Debt Restructuring Loan Modifications [Table Text Block]

The following table presents loans by class modified as TDRs during the year ended June 30, 2012, and their performance, by modification type:

	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms

Residential Real Estate:
1-4 Family	4	$179	$188	$187	$-

Past Due Financing Receivables [Table Text Block]

The following tables present the aging of the principal balance outstanding in past due loans as of June 30, 2012 and 2011, by class of loans:

June 30, 2012:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$4,332	$1,794	$6,126	$142,960	$149,086
Multi-family	—	—	—	15,495	15,495
Construction	—	—	—	964	964
Nonresidential real estate and land	—	—	—	11,098	11,098
Loans on deposits	—	—	—	2,281	2,281
Consumer and other	—	—	—	4,865	4,865
Total	$4,332	$1,794	$6,126	$177,663	$183,789

June 30, 2011:
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$3,181	$876	$4,057	$154,764	$158,821
Multi-family	—	—	—	4,504	4,504
Construction	—	—	—	1,062	1,062
Nonresidential real estate and land	—	—	—	12,211	12,211
Loans on deposits	—	—	—	2,405	2,405
Consumer and other	—	—	—	4,824	4,824
Total	$3,181	$876	$4,057	$179,770	$183,827

Financing Receivable Credit Quality Indicators [Table Text Block]

As of June 30, 2012, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

June 30, 2012:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$64	$3,057	$—	$145,965
Multi-family	12,692	—	2,803	—	—
Construction	964	—	—	—	—
Nonresidential real estate and land	10,831	267	—	—	—
Loans on deposits	—	—	—	—	2,281
Consumer and other	—	—	—	—	4,865

June 30, 2011:

(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$67	$2,180	$—	$156,574
Multi-family	4,504	—	—	—	—
Construction	1,062	—	—	—	—
Nonresidential real estate and land	11,943	268	—	—	—
Loans on deposits	—	—	—	—	2,405
Consumer and other	—	—	—	—	4,824

Allowance for Credit Losses on Financing Receivables [Table Text Block]

The activity in the allowance for loan losses is summarized as follows for the years ended June 30:

(in thousands)	2012	2011

Balance at beginning of year	$764	$1,535
Provision for losses on loans	139	668
Charge-offs	(28)	(1,439)
Balance at end of year	$875	$764

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2012 and 2011:

June 30, 2012:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$490	$79	$(4)	$—	$565
Multi-family	11	38	—	—	49
Construction	5	(2)	—	—	3
Nonresidential real estate and land	36	(1)	—	—	35
Loans on deposits	8	(1)	—	—	7
Consumer and other	14	26	(24)	—	16
Unallocated	200	—	—	—	200
Totals	$764	$139	$(28)	$—	$875

June 30, 2011:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$1,261	$668	$(1,439)	$—	$490
Multi-family	11	—	—	—	11
Construction	5	—	—	—	5
Nonresidential real estate and land	36	—	—	—	36
Loans on deposits	8	—	—	—	8
Consumer and other	14	—	—	—	14
Unallocated	200	—	—	—	200
Totals	$1,535	$668	$(1,439)	$—	$764

REAL ESTATE OWNED (Tables)	12 Months Ended
Jun. 30, 2012
Real Estate [Abstract]
Other Real Estate, Roll Forward [Table Text Block]

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2012	2011

Balance at beginning of year	$4,304	$748
Additions	96	4,643
Impairment charges	(67)	(71)
Disposals	(1,888)	(1,016)
Balance at end of year	$2,445	$4,304

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2012	2011

Land	$860	$860
Buildings and improvements	3,842	3,747
Furniture and equipment	1,097	1,126
Automobiles	29	29
	5,828	5,762
Less: accumulated depreciation	3,184	3,095
Balance at end of year	$2,644	$2,667

DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2012
Banking and Thrift [Abstract]
Schedule Of Deposit Liabilities Disclosures [Table Text Block]

Deposits consist of the following major classifications at June 30:

(in thousands)	2012	2011

Non-interest bearing checking accounts	$1,704	$996
Checking accounts	7,615	6,965
Savings accounts	36,913	34,147
Money market demand deposits	4,837	4,796
Total demand, transaction and passbook deposits	51,069	46,904
Certificates of deposit:
Original maturities of:
Less than 12 months	3,940	5,019
12 months to 36 months	72,405	81,075
More than 36 months	7,138	6,942
Total certificates of deposit	83,483	93,036
Total deposits	$134,552	$139,940

Schedule Of Certificates Of Deposit Fiscal Year Maturity [Table Text Block]	Maturities of outstanding certificates of deposit at June 30 are summarized as follows:
(in thousands)	2012

2013	$56,068
2014	15,050
2015	9,649
2016	1,675
2017 and thereafter	1,041
$83,483

ADVANCES FROM THE FEDERAL HOME LOAN BANK (Tables)	12 Months Ended
Jun. 30, 2012
Schedule Of Federal Home Loan Bank Advances Fhlb Bank [Abstract]
Schedule Of Federal Home Loan Bank Advances Fhlb Bank [Table Text Block]

Advances from the Federal Home Loan Bank, collateralized at June 30, 2012 and 2011 by pledges of certain residential mortgage loans totaling $38.2 million and $37.6 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

Maturing year ended June 30, 2012
(in thousands)
2013	$9,810
2014	7,555
2015	2,366
2016	623
2017	431
2018	2,328
2019	3,249
2020-2030	703
$27,065
Premium assigned to borrowings in Frankfort First acquisition, net of amortization	—
$27,065

At June 30, 2012 interest rates for advances were fixed ranging from 1.11% to 6.95%, with a weighted-average interest rate of 2.27%.

Maturing year ended June 30, 2011
(in thousands)
2012	$3,184
2013	7,810
2014	7,555
2015	2,366
2016	623
2017	431
2018	2,328
2019-2030	952
$25,249
Premium assigned to borrowings in Frankfort First acquisition, net of amortization	12
$25,261

FEDERAL INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2012 and 2011, as follows:

(in thousands)	2012	2011

Federal income taxes at the statutory rate	$869	$632
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(30)	(30)
Compensation expense	-	4
Other	1	-
Allowed deduction claimed on amended return for $1.3 million paid to option holders in acquisition of Frankfort First Bancorp, Inc. and other IRS audit adjustments	-	(502)
	$840	$104

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2012	2011

Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$297	$260
Deferred compensation and benefits	257	258
Charitable contributions	3	3
Purchase accounting adjustments	—	4
Nonaccrued interest on loans	21	8
Other real estate owned adjustments	259	80
Total deferred tax assets	837	613

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,074)	(1,074)
Deferred loan origination costs	(32)	(39)
Loan servicing rights	(12)	(11)
Other	(—)	(2)
Purchase accounting adjustments	(463)	(248)
Depreciation	(30)	(260)
Total deferred tax liabilities	(1,611)	(1,634)
Net deferred tax liability	$(774)	$(1,021)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	2012	2011

Balance at beginning of year	$80	$253
Additions/(reductions) based on tax positions for the current year	(80)	(173)
Balance at end of year	$—	$80

REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2012
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

The transfer to the OCC resulted is somewhat different capital ratios than reported by the OTS. To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

	As of June 30, 2012
					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$20,764	21.2%	³$3,926	³4.0%	³$4,908	³ 5.0%
First Federal of Frankfort	$19,543	15.9%	³$5,511	³4.0%	³$6,889	³ 5.0%
Consolidated	$44,333	21.3%	³$8,918	³4.0%	N/A	N/A

Total risk-based capital
First Federal of Hazard	$21,185	42.2%	³$4,013	³8.0%	³$5,016	³10.0%
First Federal of Frankfort	$19,997	28.7%	³$5,566	³8.0%	³$6,958	³10.0%
Consolidated	$45,208	38.6%	³$9,377	³8.0%	N/A	N/A

Tier 1 risk-based capital
First Federal of Hazard	$20,764	41.4%	N/A	N/A	³$3,010	³ 6.0%
First Federal of Frankfort	$19,543	28.1%	N/A	N/A	³$4,175	³ 6.0%
Consolidated	$44,333	37.8%	N/A	N/A	N/A	N/A

	As of June 30, 2011
					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Tangible capital
First Federal of Hazard	$19,629	19.3%	³$1,525	³1.5%	N/A	N/A
First Federal of Frankfort	$18,151	14.6%	³$1,868	³1.5%	N/A	N/A
Consolidated	$44,100	20.8%	³$3,175	³1.5%	N/A	N/A

Tier 1 core capital
First Federal of Hazard	$19,629	19.3%	³$4,067	³4.0%	³$5,084	³ 5.0%
First Federal of Frankfort	$18,151	14.6%	³$4,980	³4.0%	³$6,225	³ 5.0%
Consolidated	$44,100	20.8%	³$9,048	³4.0%	N/A	N/A

Total risk-based capital
First Federal of Hazard	$19,939	40.5%	³$3,941	³8.0%	³$4,927	³10.0%
First Federal of Frankfort	$18,564	27.0%	³$5,505	³8.0%	³$6,881	³10.0%
Consolidated	$44,864	39.0%	³$9,201	³8.0%	N/A	N/A

Tier 1 risk-based capital
First Federal of Hazard	$19,629	39.8%	N/A	N/A	³$2,956	³ 6.0%
First Federal of Frankfort	$18,151	26.4%	N/A	N/A	³$4,129	³ 6.0%
Consolidated	$44,100	38.3%	N/A	N/A	N/A	N/A

CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Tables)	12 Months Ended
Jun. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2012 and 2011, and the results of its operations and its cash flows for the fiscal years ended June 30, 2012 and 2011.

KENTUCKY FIRST FEDERAL BANCORP

BALANCE SHEETS

June 30, 2012 and 2011

(In thousands)

ASSETS	2012	2011

Interest-bearing deposits in First Federal of Hazard	$425	$604
Interest-bearing deposits in First Federal of Frankfort	427	2,513
Other interest-bearing deposits	39	37
Investment in First Federal of Hazard	22,640	21,708
Investment in Frankfort First	34,977	33,671
Prepaid expenses and other assets	456	521

Total assets	$58,964	$59,054

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$111	$357

Total liabilities	111	357

Shareholders’ equity
Common stock	86	86
Additional paid-in capital	36,870	36,907

Retained earnings	31,971	31,860
Shares acquired by stock benefit plans	(1,772)	(1,989)
Shares acquired for treasury – at cost	(8,305)	(8,170)
Accumulated other comprehensive income	3	3
Total shareholders’ equity	58,853	58,697

Total liabilities and shareholders’ equity	$58,964	$59,054

Schedule of Condensed Income Statement [Table Text Block]

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF INCOME

Years ended June 30, 2012 and 2011

(Dollar amounts in thousands)

	2012	2011
Income
Interest income	$121	$164
Dividends from First Federal of Hazard	—	—
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	886	644
Dividends from Frankfort First	—	378
Equity in undistributed earnings of Frankfort First	1,306	964
Total income	2,313	2,150

Non-interest expenses	838	547

Earnings before income taxes	1,475	1,603

Federal income tax expense (benefit)	(240)	(153)

NET INCOME	$1,715	$1,756

Schedule of Condensed Cash Flow Statement [Table Text Block]

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF CASH FLOWS

For Years ended June 30, 2012 and 2011

(Dollar amounts in thousands)

	2012	2011
Cash flows from operating activities:
Net earnings for the year	$1,715	$1,756
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(2,192)	(1,608)
Noncash compensation expense	134	363
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	65	(235)
Other liabilities	(246)	7
Net cash provided by operating activities	(524)	283

	2012	2011
Cash flows from financing activities:
Dividends paid on common stock	(1,604)	(1,112)
Repurchase of treasury shares	(135)	(218)
Net cash used in financing activities	(1,739)	(1,330)

Net increase (decrease) in cash and cash equivalents	(2,263)	(1,047)

Cash and cash equivalents at beginning of year	3,154	4,201

Cash and cash equivalents at end of year	$891	$3,154

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Allocated shares	122,249	100,961
Shares committed to be released	9,338	10,445
Unearned shares	178,339	198,885
Total ESOP shares	309,926	310,291
Fair value of unearned shares at end of period	$ 1,514	$ 1,790

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Shares, Outstanding at beginning of year	325,800
Shares, Granted	0
Shares, Exercised	0
Shares, Forfeited	0
Shares, Outstanding at end of year	325,800
Shares, Options exercisable at end of year	325,800
Weighted-average exercise price, Outstanding at beginning of year (in dollars per share)	$ 10.1
Weighted-average exercise price, Granted (in dollars per share)	$ 0
Weighted-average exercise price, Exercised (in dollars per share)	$ 0
Weighted-average exercise price, Forfeited (in dollars per share)	$ 0
Weighted-average exercise price, Outstanding at end of year (in dollars per share)	$ 10.1
Weighted-average exercise price, Options exercisable at end of year (in dollars per share)	$ 10.1
Aggregate Intrinsic Value, Outstanding at end of year (in dollars)	$ 0
Aggregate Intrinsic Value, Options exercisable at end of year (in dollars)	$ 0
Weighted average fair value of options granted (in dollars per share)	$ 1.75
Weighted average remaining contractual term of options outstanding and exercisable	3 years 6 months

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Intrinsic value of options exercised	$ 0	$ 0
Cash received from option exercises	0	0
Tax benefit realized from option exercises	$ 0	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
Jun. 30, 2012
Shares, Nonvested at July 1, 2011	0
Shares, Vested	0
Shares, Forfeited	0
Shares, Nonvested at June 30, 2012	0
Weighted-average grant date fair value, Nonvested at July 1, 2011 (in dollars per share)	$ 0
Weighted-average grant date fair value, Vested (in dollars per share)	$ 0
Weighted-average grant date fair value, Forfeited (in dollars per share)	$ 0
Weighted-average grant date fair value, Nonvested at June 30, 2012 (in dollars per share)	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net income (in dollars)	$ 1,715	$ 1,756
Less earnings allocated to unvested shares (in dollars)	0	7
Net income allocated to common shareholders, basic and diluted (in dollars)	$ 1,715	$ 1,749
Basic
Weighted-average common shares including unvested common shares outstanding	7,546,120	7,530,603
Less: Weighted-average unvested common shares	0	11,256
Weighted-average common shares outstanding	7,546,120	7,519,347
Diluted
Add: Dilutive effect of assumed exercise of stock options	0	0
Weighted-average common shares outstanding (diluted)	7,546,120	7,519,347

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Available-for-sale securities, Fair Value	$ 189	$ 203
Residential Mortgage Backed Securities [Member]
Available-for-sale securities, Fair Value	189	203
Fair Value, Inputs, Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	189
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Available-for-sale securities, Fair Value	189	203
Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Available-for-sale securities, Fair Value	$ 0	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Available-for-sale securities, Fair Value	$ 189	$ 203
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	807	1,033
Impaired Loans [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	631
Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	648	126
Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	233	186
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 1 [Member] | Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	189
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 2 [Member] | Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	807	1,033
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	631
Fair Value, Inputs, Level 3 [Member] | Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	648	126
Fair Value, Inputs, Level 3 [Member] | Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	$ 233	$ 186

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Available-for-sale securities, Fair Value	$ 189	$ 203
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	807	1,033
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	4.3
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Maximum [Member]
Range (Weighted Average)	19.8
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Minimum [Member]
Range (Weighted Average)	3.1
Impaired Loans [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	631
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	4.8
Impaired Loans [Member] | Residential Real Estate Multi Family [Member] | Maximum [Member]
Range (Weighted Average)	15
Impaired Loans [Member] | Residential Real Estate Multi Family [Member] | Minimum [Member]
Range (Weighted Average)	5.9
Repossessed Assets [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	648
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	8.6
Repossessed Assets [Member] | Residential Real Estate One To Four Family [Member] | Maximum [Member]
Range (Weighted Average)	18.6
Repossessed Assets [Member] | Residential Real Estate One To Four Family [Member] | Minimum [Member]
Range (Weighted Average)	0.5
Repossessed Assets [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	$ 233
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	20.8
Repossessed Assets [Member] | Residential Real Estate Multi Family [Member] | Maximum [Member]
Range (Weighted Average)	38.9
Repossessed Assets [Member] | Residential Real Estate Multi Family [Member] | Minimum [Member]
Range (Weighted Average)	20.2

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Financial assets
Cash and cash equivalents, Carrying Value	$ 5,735	$ 5,049	$ 8,362
Interest-earning deposits, Carrying Value	100	100
Available-for-sale securities, Carrying Value	189	203
Held-to-maturity securities, Carrying Value	4,756	6,810
Loans held for sale, Carrying Value	481	0
Loans receivable - net, Carrying Value	182,473	182,796
Federal Home Loan Bank stock, Carrying Value	5,641	5,641
Accrued interest receivable, Carrying Value	497	538
Cash and cash equivalents, Fair Value	5,735	5,049
Interest-earning deposits, Fair Value	100	100
Available-for-sale securities, Fair Value	189	203
Held-to-maturity securities, Fair Value	5,144	7,257
Loans Held-for-sale, Fair Value Disclosure	500	0
Loans receivable - net, Fair Value	190,354	190,183
Accrued interest receivable, Fair Value	497	538
Financial liabilities
Deposits, Carrying Value	134,552	139,940
Federal Home Loan Bank advances, Carrying Value	27,065	25,261
Advances by borrowers for taxes and insurance, Carrying Value	487	471
Accrued interest payable, Carrying Value	64	91
Deposits, Fair Value	134,975	141,408
Federal Home Loan Bank advances, Fair Value	29,429	23,797
Advances by borrowers for taxes and insurance, Fair Value	487	471
Accrued interest payable, Fair Value	64	91
Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents, Fair Value	5,735
Interest-earning deposits, Fair Value	100
Financial liabilities
Deposits, Fair Value	51,069
Fair Value, Inputs, Level 2 [Member]
Financial assets
Available-for-sale securities, Fair Value	189
Held-to-maturity securities, Fair Value	5,144
Loans Held-for-sale, Fair Value Disclosure	500
Financial liabilities
Deposits, Fair Value	83,906
Federal Home Loan Bank advances, Fair Value	29,429
Accrued interest payable, Fair Value	64
Fair Value, Inputs, Level 3 [Member]
Financial assets
Loans receivable - net, Fair Value	190,354
Accrued interest receivable, Fair Value	497
Financial liabilities
Advances by borrowers for taxes and insurance, Fair Value	$ 487

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 9) (Core Deposits [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Core Deposits [Member]
Gross Carrying Amount	$ 918	$ 918
Accumulated Amortization	918	831
Finite-Lived Intangible Assets, Net	$ 0	$ 87

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 10) (Management [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Management [Member]
Outstanding principal, beginning of year	$ 865	$ 593
Changes in composition of related parties	0	157
Principal disbursed during the year	53	156
Principal repaid and refinanced during the year	(121)	(41)
Outstanding principal, end of year	$ 797	$ 865

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Loans held for sale, Carrying Value	$ 481,000	$ 0
Amortization of Mortgage Servicing Rights (MSRs)	22,000	13,000
Proceeds from Sale of Mortgage Servicing Rights (MSR)	12,600,000	15,000,000
Loan Sold Under Fhlb Program	394,000
Average Loan Serviced	13,900,000
Servicing Fees, Net	34,000	36,000
Mortgage Loans on Real Estate, Periodic Payment Terms	40 years
Mortgage Loans On Real Estate Borrowing Capacity Percentage	95.00%
Loans and Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	80.00%
Deferred Compensation Arrangement with Individual, Compensation Expense	17,000	7,000
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	324,000
Allocated Share-based Compensation Expense		160,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense		54,000
Loans and Leases Receivable, Impaired, Description	Independent appraisals for collateral-dependent loans are updated periodically (usually every 9-12 months).
Impaired Loans Pledged As Collateral Principal Balance	1,500,000	1,100,000
Impaired Loans Pledged As Collateral Related Allowance	97,000	55,000
Provision For Loss On Impaired Loans	42,000
Real Estate, Gross	881,000	312,000
Real Estate, Write-down or Reserve, Amount	58,000	71,000
Amortization of intangible assets	87,000	131,000
Deposits From Related Parties	2,200,000	1,100,000
ESOP compensation expense	180,000	180,000
Employee Stock Ownership Plan Esop Shares In Esop Surrendered	27,047	26,682
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	2,100,000	2,300,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Grant Date Fair Value		237,000
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	421,216
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Equity Incentive Plan [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	168,486
First Federal Of Hazard [Member]
Defined Benefit Plan, Funded Percentage		83.79%
First Federal Of Frankfort [Member]
Defined Benefit Plan, Funded Percentage		85.95%
Pentegra Db Plan [Member]
Entity Tax Identification Number	135645888
Multiemployer Plan Number	333
Multiemployer Plans, Plan Contributions		299,700,000	203,600,000
Multiemployer Plans, Collective-Bargaining Arrangement, Percentage of Contributions	5.00%
Pension and Other Postretirement Benefit Expense	742,000	564,000
Loans To Qualified Borrowers [Member]
Loans and Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
Loans Secured By Savings [Member]
Loans and Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
First Mortgage [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	90.00%
Second Mortgage [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	10.00%
Construction Loans [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	80.00%
Multi Family and Nonresidential Loans [Member]
Mortgage Loans on Real Estate, Periodic Payment Terms	25 years
Mortgage Loans On Real Estate Borrowing Capacity Percentage	75.00%
Mortgage Servicing Rights [Member]
Loans Held-for-sale, Mortgages	$ 101,000	$ 120,000

SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Available-for-sale Securities, Estimated fair value	$ 189	$ 203
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Amortized cost	185	199
Available-for-sale Securities, Gross unrealized/ unrecognized gains	4	4
Available-for-sale Securities, Gross unrealized/ unrecognized losses	0	0
Available-for-sale Securities, Estimated fair value	$ 189	$ 203

SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Held-to-maturity Securities, Estimated fair value	$ 5,144	$ 7,257
Residential Mortgage Backed Securities [Member]
Held-to-maturity Securities, Amortized cost	4,756	6,810
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	388	447
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	0	0
Held-to-maturity Securities, Estimated fair value	$ 5,144	$ 7,257

LOANS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Residential real estate, Construction	$ 964	$ 1,062
Nonresidential real estate and land	11,098	12,211
Loans on deposits	2,281	2,405
Consumer and other	4,865	4,824
Loans Receivable, Recorded Investment	183,789	183,827
Undisbursed portion of loans in process	544	353
Deferred loan origination fees (cost)	(103)	(86)
Allowance for loan losses (in dollars)	875	764	1,535
Loans receivable - net, Carrying Value	182,473	182,796
Residential Real Estate One To Four Family [Member]
Residential real estate, One- to four-family/Multi-family	149,086	158,821
Loans Receivable, Recorded Investment	149,086	158,821
Allowance for loan losses (in dollars)	565	490	1,261
Residential Real Estate Multi Family [Member]
Residential real estate, One- to four-family/Multi-family	15,495	4,504
Loans Receivable, Recorded Investment	15,495	4,504
Allowance for loan losses (in dollars)	$ 49	$ 11	$ 11

LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Loans collectively evaluated for impairment, Recorded investment in loans	$ 181,032	$ 181,603
Loans collectively evaluated for impairment, Ending allowance attributed to loans	578	509
Loans collectively evaluated for impairment, Unallocated allowance	200	200
Loans collectively evaluated for impairment, Total allowance	778	709
Loans Receivable, Recorded Investment	183,789	183,827
Total Ending allowance attributed to loans	675	564
Total Unallocated Allowance	200	200
Total allowance	875	764	1,535
Commercial Real Estate [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	11,098	12,211
Loans collectively evaluated for impairment, Ending allowance attributed to loans	35	34
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	35	34
Loans Receivable, Recorded Investment	11,098	12,211
Total allowance	35	36	36
Loans On Deposits [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	2,281	2,405
Loans collectively evaluated for impairment, Ending allowance attributed to loans	7	7
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	7	7
Loans Receivable, Recorded Investment	2,281	2,405
Total allowance	7	8	8
Consumer and Other Loan [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	4,865	4,824
Loans collectively evaluated for impairment, Ending allowance attributed to loans	16	13
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	16	13
Loans Receivable, Recorded Investment	4,865	4,824
Total allowance	16	14	14
Unallocated Loans [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	0	0
Loans collectively evaluated for impairment, Ending allowance attributed to loans	0	0
Loans collectively evaluated for impairment, Unallocated allowance	200	200
Loans collectively evaluated for impairment, Total allowance	200	200
Total allowance	200	200	200
Residential Real Estate One To Four Family [Member]
Loans individually evaluated for impairment, Recorded investment in loans	2,757	2,224
Loans individually evaluated for impairment, Ending allowance attributed to loans	97	55
Loans individually evaluated for impairment, Unallocated allowance	0	0
Loans individually evaluated for impairment, Total allowance	97	55
Loans collectively evaluated for impairment, Recorded investment in loans	146,329	156,597
Loans collectively evaluated for impairment, Ending allowance attributed to loans	468	439
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	468	439
Loans Receivable, Recorded Investment	149,086	158,821
Total allowance	565	490	1,261
Residential Real Estate Multi Family [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	15,495	4,504
Loans collectively evaluated for impairment, Ending allowance attributed to loans	49	13
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	49	13
Loans Receivable, Recorded Investment	15,495	4,504
Total allowance	49	11	11
Residential Real Estate Construction [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	964	1,062
Loans collectively evaluated for impairment, Ending allowance attributed to loans	3	3
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	3	3
Loans Receivable, Recorded Investment	964	1,062
Total allowance	$ 3	$ 5	$ 5

LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Impaired loans, Unpaid Principal Balance and Recorded Investment	$ 2,757	$ 2,224
Impaired loans, Allowance for Loan Losses Allocated	675	564
Impaired loans, Average Recorded Investment	2,323	2,509
Impaired loans, Interest Income Recognized	72	77
Impaired loans, Cash Basis Income Recognized	72	77
Residential Real Estate One To Four Family [Member] | Loans Individually Evaluated For Impairment With Related Allowance [Member]
Impaired loans, Unpaid Principal Balance and Recorded Investment	1,535	1,088
Impaired loans, Allowance for Loan Losses Allocated	97	55
Impaired loans, Average Recorded Investment	1,434	1,213
Impaired loans, Interest Income Recognized	27	33
Impaired loans, Cash Basis Income Recognized	27	33
Residential Real Estate One To Four Family [Member] | Loans Individually Evaluated For Impairment With No Related Allowance [Member]
Impaired loans, Unpaid Principal Balance and Recorded Investment	1,222	1,136
Impaired loans, Allowance for Loan Losses Allocated	0	0
Impaired loans, Average Recorded Investment	889	1,296
Impaired loans, Interest Income Recognized	45	44
Impaired loans, Cash Basis Income Recognized	$ 45	$ 47

LOANS (Details 3) (Residential Real Estate One To Four Family [Member], Troubled Debt Restructuring [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Residential Real Estate One To Four Family [Member] | Troubled Debt Restructuring [Member]
Loans Receivable, Recorded Investment, Nonaccrual	$ 1,593	$ 876
Loans Receivable, Recorded Investment, Loans Past Due Over 90Days Still Accruing	$ 201	$ 0

LOANS (Details 4) (Residential Real Estate One To Four Family [Member], Troubled Debt Restructuring [Member], USD $)	Jun. 30, 2012
Residential Real Estate One To Four Family [Member] | Troubled Debt Restructuring [Member]
TDRs, Number of Loans	4
TDRs, Pre Modification Outstanding Recorded Investment	$ 179
TDRs, Post Modification Outstanding Recorded Investment	188
TDRs Performing to Modified Terms	187
TDRs Not Performing to Modified Terms	$ 0

LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Loans Receivable, Recorded Investment, 30-89 Days Past Due	$ 4,332	$ 3,181
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	1,794	876
Loans Receivable, Recorded Investment, Total Past Due	6,126	4,057
Loans Receivable, Recorded Investment, Loans Not Past Due	177,663	179,770
Loans Receivable, Recorded Investment, Total	183,789	183,827
Commercial Real Estate [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	11,098	12,211
Loans Receivable, Recorded Investment, Total	11,098	12,211
Loans On Deposits [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	2,281	2,405
Loans Receivable, Recorded Investment, Total	2,281	2,405
Consumer and Other Loan [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	4,865	4,824
Loans Receivable, Recorded Investment, Total	4,865	4,824
Residential Real Estate One To Four Family [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	4,332	3,181
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	1,794	876
Loans Receivable, Recorded Investment, Total Past Due	6,126	4,057
Loans Receivable, Recorded Investment, Loans Not Past Due	142,960	154,764
Loans Receivable, Recorded Investment, Total	149,086	158,821
Residential Real Estate Multi Family [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	15,495	4,504
Loans Receivable, Recorded Investment, Total	15,495	4,504
Residential Real Estate Construction [Member]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Greater than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	964	1,062
Loans Receivable, Recorded Investment, Total	$ 964	$ 1,062

LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Loans Receivable, Recorded Investment	$ 183,789	$ 183,827
Commercial Real Estate [Member]
Loans Receivable, Recorded Investment	11,098	12,211
Commercial Real Estate [Member] | Pass [Member]
Loans Receivable, Recorded Investment	10,831	11,943
Commercial Real Estate [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	267	268
Commercial Real Estate [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0	0
Commercial Real Estate [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Commercial Real Estate [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member]
Loans Receivable, Recorded Investment	2,281	2,405
Loans On Deposits [Member] | Pass [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	2,281	2,405
Consumer and Other Loan [Member]
Loans Receivable, Recorded Investment	4,865	4,824
Consumer and Other Loan [Member] | Pass [Member]
Loans Receivable, Recorded Investment	0	0
Consumer and Other Loan [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Consumer and Other Loan [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0	0
Consumer and Other Loan [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Consumer and Other Loan [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	4,865	4,824
Residential Real Estate One To Four Family [Member]
Loans Receivable, Recorded Investment	149,086	158,821
Residential Real Estate One To Four Family [Member] | Pass [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	64	67
Residential Real Estate One To Four Family [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	3,057	2,180
Residential Real Estate One To Four Family [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	145,965	156,574
Residential Real Estate Multi Family [Member]
Loans Receivable, Recorded Investment	15,495	4,504
Residential Real Estate Multi Family [Member] | Pass [Member]
Loans Receivable, Recorded Investment	12,692	4,504
Residential Real Estate Multi Family [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	2,803	0
Residential Real Estate Multi Family [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member]
Loans Receivable, Recorded Investment	964	1,062
Residential Real Estate Construction [Member] | Pass [Member]
Loans Receivable, Recorded Investment	964	1,062
Residential Real Estate Construction [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	$ 0	$ 0

LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Allowance for Loan and Lease Losses, Beginning balance	$ 764	$ 1,535
Allowance for Loan and Lease Losses, Provision for loan losses	139	668
Allowance for Loan and Lease Losses, Loans charged off	(28)	(1,439)
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	875	764
Commercial Real Estate [Member]
Allowance for Loan and Lease Losses, Beginning balance	36	36
Allowance for Loan and Lease Losses, Provision for loan losses	(1)	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	35	36
Loans On Deposits [Member]
Allowance for Loan and Lease Losses, Beginning balance	8	8
Allowance for Loan and Lease Losses, Provision for loan losses	(1)	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	7	8
Consumer and Other Loan [Member]
Allowance for Loan and Lease Losses, Beginning balance	14	14
Allowance for Loan and Lease Losses, Provision for loan losses	26	0
Allowance for Loan and Lease Losses, Loans charged off	(24)	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	16	14
Unallocated Loans [Member]
Allowance for Loan and Lease Losses, Beginning balance	200	200
Allowance for Loan and Lease Losses, Provision for loan losses	0	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	200	200
Residential Real Estate One To Four Family [Member]
Allowance for Loan and Lease Losses, Beginning balance	490	1,261
Allowance for Loan and Lease Losses, Provision for loan losses	79	668
Allowance for Loan and Lease Losses, Loans charged off	(4)	(1,439)
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	565	490
Residential Real Estate Multi Family [Member]
Allowance for Loan and Lease Losses, Beginning balance	11	11
Allowance for Loan and Lease Losses, Provision for loan losses	38	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	49	11
Residential Real Estate Construction [Member]
Allowance for Loan and Lease Losses, Beginning balance	5	5
Allowance for Loan and Lease Losses, Provision for loan losses	(2)	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	$ 3	$ 5

LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Mortgage Loans on Real Estate, Interest Rate	5.47%	5.50%
Mortgage Loans On Real Estate Additional Credit Extended	$ 9,000
Troubled Debt [Member]
Restructuring Reserve	$ 2,000	6,000

REAL ESTATE OWNED (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Balance at beginning of year	$ 4,304	$ 748
Additions	96	4,643
Impairment charges	(67)	(71)
Disposals	(1,888)	(1,016)
Balance at end of year	$ 2,445	$ 4,304

PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Land	$ 860	$ 860
Buildings and improvements	3,842	3,747
Furniture and equipment	1,097	1,126
Automobiles	29	29
Premises and Equipment, Gross	5,828	5,762
Less: accumulated depreciation	3,184	3,095
Balance at end of year	$ 2,644	$ 2,667

DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Non-interest bearing checking accounts	$ 1,704	$ 996
Checking accounts	7,615	6,965
Savings accounts	36,913	34,147
Money market demand deposits	4,837	4,796
Total demand, transaction and passbook deposits	51,069	46,904
Certificates of deposit:
Less than 12 months	3,940	5,019
12 months to 36 months	72,405	81,075
More than 36 months	7,138	6,942
Total certificates of deposit	83,483	93,036
Total deposits	$ 134,552	$ 139,940

DEPOSITS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
2013	$ 56,068
2014	15,050
2015	9,649
2016	1,675
2017 and thereafter	1,041
Total certificates of deposit	$ 83,483	$ 93,036

DEPOSITS (Details Textual) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Time Deposits, $100,000 or More	$ 28.7	$ 32

ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
2013	$ 9,810	$ 3,184
2014	7,555	7,810
2015	2,366	7,555
2016	623	2,366
2017	431	623
2018	2,328	431
2019	3,249	2,328
2020-2030	703	952
Federal Home Loan Bank, Advances	27,065	25,249
Premium assigned to borrowings in Frankfort First acquisition, net of amortization	0	12
Long-term Federal Home Loan Bank Advances, Total	$ 27,065	$ 25,261

ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details Textuals) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Advances from Federal Home Loan Banks	$ 38.2	$ 37.6
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range from	1.11%	1.11%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range to	6.95%	6.95%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	2.27%	2.50%
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	$ 65.9

FEDERAL INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Federal income taxes at the statutory rate	$ 869	$ 632
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(30)	(30)
Compensation expense	0	4
Other	1	0
Allowed deduction claimed on amended return for $1.3 million paid to option holders in acquisition of Frankfort First Bancorp, Inc. and other IRS audit adjustments	0	(502)
Federal Income Tax Expense (Benefit), Continuing Operations	$ 840	$ 104

FEDERAL INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets:
General loan loss allowance	$ 297	$ 260
Deferred compensation and benefits	257	258
Charitable contributions	3	3
Purchase accounting adjustments	0	4
Nonaccrued interest on loans	21	8
Other real estate owned adjustments	259	80
Total deferred tax assets	837	613
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,074)	(1,074)
Deferred loan origination costs	(32)	(39)
Loan servicing rights	(12)	(11)
Other	0	(2)
Purchase accounting adjustments	(463)	(248)
Depreciation	(30)	(260)
Total deferred tax liabilities	(1,611)	(1,634)
Deferred federal income taxes	$ (774)	$ (1,021)

FEDERAL INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2009
Balance at beginning of year	$ 80	$ 253
Additions/(reductions) based on tax positions for the current year	(80)	(173)	80
Balance at end of year	$ 0	$ 80

FEDERAL INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2009	Jun. 30, 2006
Effective Income Tax Rate Reconciliation, Deductions, Bad Debt				8.00%
Retained Earnings Not Recognized Federal Income Taxes	$ 5,200,000
Deferred Tax Liability Not Recognized, Cumulative Amount of Temporary Difference	1,800,000
Additions/(reductions) based on tax positions for the current year	(80,000)	(173,000)	80,000
Internal Revenue Service (Irs) [Member]
Tax Adjustments, Settlements, and Unusual Provisions		$ 1,300,000

LOAN COMMITMENTS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Line of Credit Facility, Commitment Fee Amount	$ 8,300,000	$ 8,900,000
Mortgage Loans on Real Estate, Face Amount of Mortgages	592,000	614,000
Mortgage Loans on Real Estate, Minimum Interest Rate in Range	4.53%	4.63%
Mortgage Loans on Real Estate, Maximum Interest Rate in Range	7.25%	8.00%
Mortgage Loans On Real Estate, Maturity Term, Minimum	10 years	15 years
Mortgage Loans On Real Estate, Maturity Term, Maximum	30 years	30 years
Mortgage Loans Over $1,000,000 [Member]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 1,800,000	$ 1,700,000

REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Tier 1 core capital, Actual Amount	$ 44,333	$ 44,100
Tier 1 core capital, Actual Ratio	21.30%	20.80%
Tier 1 core capital, For capital adequacy purposes Amount	8,918	9,048
Tier 1 core capital, For capital adequacy purposes Ratio	4.00%	4.00%
Total risk-based capital, Actual Amount	45,208	44,864
Total risk-based capital, Actual Ratio	38.60%	39.00%
Total risk-based capital, For capital adequacy purposes Amount	9,377	9,201
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Tier 1 risk-based capital, Actual Amount	44,333	44,100
Tier 1 risk-based capital, Actual Ratio	37.80%	38.30%
Tangible capital, Actual Amount		44,100
Tangible capital, Actual Ratio		20.80%
Tangible capital, For capital adequacy purposes Amount		3,175
Tangible capital, For capital adequacy purposes Ratio		1.50%
First Federal Of Hazard [Member]
Tier 1 core capital, Actual Amount	20,764	19,629
Tier 1 core capital, Actual Ratio	21.20%	19.30%
Tier 1 core capital, For capital adequacy purposes Amount	3,926	4,067
Tier 1 core capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	4,908	5,084
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%
Total risk-based capital, Actual Amount	21,185	19,939
Total risk-based capital, Actual Ratio	42.20%	40.50%
Total risk-based capital, For capital adequacy purposes Amount	4,013	3,941
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	5,016	4,927
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	20,764	19,629
Tier 1 risk-based capital, Actual Ratio	41.40%	39.80%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	3,010	2,956
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	6.00%	6.00%
Tangible capital, Actual Amount		19,629
Tangible capital, Actual Ratio		19.30%
Tangible capital, For capital adequacy purposes Amount		1,525
Tangible capital, For capital adequacy purposes Ratio		1.50%
First Federal Of Frankfort [Member]
Tier 1 core capital, Actual Amount	19,543	18,151
Tier 1 core capital, Actual Ratio	15.90%	14.60%
Tier 1 core capital, For capital adequacy purposes Amount	5,511	4,980
Tier 1 core capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	6,889	6,225
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%
Total risk-based capital, Actual Amount	19,997	18,564
Total risk-based capital, Actual Ratio	28.70%	27.00%
Total risk-based capital, For capital adequacy purposes Amount	5,566	5,505
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	6,958	6,881
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	19,543	18,151
Tier 1 risk-based capital, Actual Ratio	28.10%	26.40%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	4,175	4,129
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	6.00%	6.00%
Tangible capital, Actual Amount		18,151
Tangible capital, Actual Ratio		14.60%
Tangible capital, For capital adequacy purposes Amount		$ 1,868
Tangible capital, For capital adequacy purposes Ratio		1.50%

REGULATORY CAPITAL (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Tier 1 core capital, Actual Ratio	21.30%	20.80%
Tier 1 risk-based capital, Actual Ratio	37.80%	38.30%
Dividends Waived	$ 1.4
Residential Real Estate One To Four Family [Member]
Tier 1 core capital, Actual Ratio	4.00%
Tier 1 risk-based capital, Actual Ratio	8.00%
Capital to Risk Weighted Assets	50.00%

CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Other interest-bearing deposits	$ 100	$ 100
Prepaid expenses and other assets	508	443
Total assets	222,949	226,135
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	164,096	167,438
Shareholders' equity
Common stock	86	86
Additional paid-in capital	36,870	36,907
Retained earnings	31,971	31,860
Shares acquired by stock benefit plans	1,772	1,989
Shares acquired for treasury - at cost	8,305	8,170
Accumulated other comprehensive income	3	3
Total shareholders' equity	58,853	58,697	57,808
Total liabilities and shareholders' equity	222,949	226,135
Parent Company [Member]
ASSETS
Interest-bearing deposits in First Federal of Hazard	425	604
Interest-bearing deposits in First Federal of Frankfort	427	2,513
Other interest-bearing deposits	39	37
Investment in First Federal of Hazard	22,640	21,708
Investment in Frankfort First	34,977	33,671
Prepaid expenses and other assets	456	521
Total assets	58,964	59,054
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	111	357
Total liabilities	111	357
Shareholders' equity
Common stock	86	86
Additional paid-in capital	36,870	36,907
Retained earnings	31,971	31,860
Shares acquired by stock benefit plans	(1,772)	(1,989)
Shares acquired for treasury - at cost	(8,305)	(8,170)
Accumulated other comprehensive income	3	3
Total shareholders' equity	58,853	58,697
Total liabilities and shareholders' equity	$ 58,964	$ 59,054

CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income
Interest income	$ 10,156	$ 10,749
Non-interest expenses	5,423	5,282
Earnings before income taxes	2,555	1,860
Federal income tax expense (benefit)	840	104
NET INCOME	1,715	1,756
Parent Company [Member]
Income
Interest income	121	164
Dividends from First Federal of Hazard	0	0
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	886	644
Dividends from Frankfort First	0	378
Equity in undistributed earnings of Frankfort First	1,306	964
Total income	2,313	2,150
Non-interest expenses	838	547
Earnings before income taxes	1,475	1,603
Federal income tax expense (benefit)	(240)	(153)
NET INCOME	$ 1,715	$ 1,756

CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net earnings for the year	$ 1,715	$ 1,756
Adjustments to reconcile net earnings to net cash provided by operating activities:
Noncash compensation expense	180	180
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(50)	(123)
Net cash provided by operating activities	1,443	3,506
Cash flows from financing activities:
Dividends paid on common stock	1,604	1,112
Repurchase of treasury shares	135	218
Net cash used in financing activities	(5,295)	(12,863)
Net increase (decrease) in cash and cash equivalents	686	(3,313)
Beginning cash and cash equivalents	5,049	8,362
Ending cash and cash equivalents	5,735	5,049
Parent Company [Member]
Cash flows from operating activities:
Net earnings for the year	1,715	1,756
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(2,192)	(1,608)
Noncash compensation expense	134	363
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	65	(235)
Other liabilities	(246)	7
Net cash provided by operating activities	(524)	283
Cash flows from financing activities:
Dividends paid on common stock	(1,604)	(1,112)
Repurchase of treasury shares	(135)	(218)
Net cash used in financing activities	(1,739)	(1,330)
Net increase (decrease) in cash and cash equivalents	(2,263)	(1,047)
Beginning cash and cash equivalents	3,154	4,201
Ending cash and cash equivalents	$ 891	$ 3,154

PENDING MERGER (unaudited) (Details Textual) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Loans And Leases Receivable Net Reported Amount	$ 182,473,000	$ 182,796,000
Deposits	134,552,000	139,940,000
CFK Bancorp Inc [Member] | Pending Merger [Member]
Assets Current	125,300,000
Loans And Leases Receivable Net Reported Amount	101,800,000
Deposits	103,100,000
Tangible Equity Capital	12,800,000
Expectationof Merger Consideration	$ 11,600,000